UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

227 West Monroe Street

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Amy J. Lee

227 West Monroe Street

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-827-0100

Date of fiscal year end: December 31

Date of reporting period: March 29, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.2%
Consumer, Non-cyclical - 8.0%
Johnson & Johnson	9,879	$1,265,994
Pfizer, Inc.	27,103	961,885
Procter & Gamble Co.	12,003	951,598
Amgen, Inc.	4,320	736,474
Gilead Sciences, Inc.	9,175	691,703
Celgene Corp.*	7,388	659,084
Biogen, Inc.*	2,299	629,512
Anthem, Inc.	2,848	625,705
PepsiCo, Inc.	5,598	611,022
General Mills, Inc.	13,377	602,768
Kimberly-Clark Corp.	5,403	595,033
Humana, Inc.	2,178	585,512
Archer-Daniels-Midland Co.	13,101	568,190
Mylan N.V.*	13,655	562,176
McKesson Corp.	3,968	558,972
Sysco Corp.	9,317	558,647
JM Smucker Co.	4,464	553,581
Conagra Brands, Inc.	14,931	550,655
Tyson Foods, Inc. — Class A	7,510	549,657
Molson Coors Brewing Co. — Class B	7,111	535,671
AmerisourceBergen Corp. — Class A	5,907	509,242
Kellogg Co.	7,718	501,747
Perrigo Company plc	5,784	482,039
AbbVie, Inc.	4,444	420,625
IQVIA Holdings, Inc.*	4,261	418,047
Kroger Co.	16,403	392,688
Western Union Co.	19,050	366,332
CVS Health Corp.	5,844	363,555
DaVita, Inc.*	5,410	356,735
Centene Corp.*	3,241	346,366
Zimmer Biomet Holdings, Inc.	2,780	303,131
Eli Lilly & Co.	3,671	284,025
Merck & Company, Inc.	5,066	275,945
Quanta Services, Inc.*	7,267	249,621
Cardinal Health, Inc.	3,904	244,703
Allergan plc	1,126	189,495
Becton Dickinson and Co.	691	149,740
Cigna Corp.	780	130,837
Total Consumer, Non-cyclical		19,338,712
Technology - 3.1%
Apple, Inc.	11,827	1,984,334
Microsoft Corp.	11,565	1,055,537
Oracle Corp.	17,552	803,004
NetApp, Inc.	8,618	531,644
HP, Inc.	21,418	469,483
Micron Technology, Inc.*	8,860	461,960
DXC Technology Co.	4,506	452,988
Western Digital Corp.	4,611	425,457
Applied Materials, Inc.	6,698	372,476
Intel Corp.	5,755	299,721
International Business Machines Corp.	1,542	236,589
QUALCOMM, Inc.	3,714	205,793
CA, Inc.	4,433	150,279
Total Technology		7,449,265
Communications - 3.0%
Alphabet, Inc. — Class C*	1,068	1,101,952
Cisco Systems, Inc.	22,280	955,589
Comcast Corp. — Class A	25,395	867,747
Amazon.com, Inc.*	564	816,300
Omnicom Group, Inc.	7,551	548,731
Facebook, Inc. — Class A*	2,892	462,112
AT&T, Inc.	12,705	452,933
Motorola Solutions, Inc.	3,612	380,344
DISH Network Corp. — Class A*	9,752	369,503
Juniper Networks, Inc.	14,840	361,057
Verizon Communications, Inc.	7,260	347,173
News Corp. — Class A	18,056	285,285
Walt Disney Co.	2,478	248,891
Total Communications		7,197,617
Industrial - 2.7%
Caterpillar, Inc.	4,763	701,971
Norfolk Southern Corp.	4,353	591,050
Eaton Corporation plc	7,252	579,507
Parker-Hannifin Corp.	3,132	535,666
Kansas City Southern	4,829	530,466
Honeywell International, Inc.	3,329	481,074
Cummins, Inc.	2,875	466,009
Ingersoll-Rand plc	5,191	443,883
Textron, Inc.	7,463	440,093
Lockheed Martin Corp.	1,299	438,971
Arconic, Inc.	14,463	333,227
Fluor Corp.	5,761	329,644
Snap-on, Inc.	2,161	318,834
Acuity Brands, Inc.	1,800	250,542
United Technologies Corp.	1,441	181,307
Total Industrial		6,622,244
Consumer, Cyclical - 1.6%
Walmart, Inc.	7,176	638,449
Delta Air Lines, Inc.	10,558	578,684
Southwest Airlines Co.	9,932	568,905
American Airlines Group, Inc.	10,474	544,229
PACCAR, Inc.	7,846	519,170
Alaska Air Group, Inc.	8,210	508,691
Ralph Lauren Corp. — Class A	2,951	329,922
Walgreens Boots Alliance, Inc.	3,763	246,363
Total Consumer, Cyclical		3,934,413
Financial - 1.2%
Prudential Financial, Inc.	5,690	589,199
Principal Financial Group, Inc.	8,925	543,622
Berkshire Hathaway, Inc. — Class B*	1,781	355,274
JPMorgan Chase & Co.	3,194	351,244
Capital One Financial Corp.	3,465	332,016
Wells Fargo & Co.	5,695	298,475
Bank of America Corp.	5,218	156,488
Visa, Inc. — Class A	1,224	146,415
Total Financial		2,772,733
Energy - 0.5%
Exxon Mobil Corp.	5,266	392,896
Occidental Petroleum Corp.	5,454	354,292
Chevron Corp.	1,668	190,219
ConocoPhillips	2,695	159,787
Apache Corp.	4,013	154,420
Total Energy		1,251,614
Basic Materials - 0.1%
DowDuPont, Inc.	4,129	263,059

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.2% (continued)
Total Common Stocks
(Cost $47,007,255)		$48,829,657

MUTUAL FUNDS† - 76.5%
Guggenheim Variable Insurance Strategy Fund III[1]	2,932,296	73,629,942
Guggenheim Strategy Fund III[1]	2,624,729	65,696,962
Guggenheim Strategy Fund II1	1,471,871	36,811,494
Guggenheim Strategy Fund I1	349,642	8,758,530
Total Mutual Funds
(Cost $184,093,861)		184,896,928

MONEY MARKET FUND† - 2.1%
Dreyfus Treasury Prime Cash Management Fund Institutional Class 1.46%[2]	5,029,222	5,029,222
Total Money Market Fund
(Cost $5,029,222)		5,029,222
Total Investments - 98.8%
(Cost $236,130,338)		$238,755,807
Other Assets & Liabilities, net - 1.2%		2,901,801
Total Net Assets - 100.0%		$241,657,608

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	18	Jun 2018	$2,377,125	$(133,125)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Deutsche Bank	S&P 500 Index	2.10%	At Maturity	04/05/18	72,466	$191,373,285	$8,098,800

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$48,829,657	$—	$—	$—	$—	$48,829,657
Equity Index Swap Agreements	—	—	—	8,098,800	—	8,098,800
Money Market Fund	5,029,222	—	—	—	—	5,029,222
Mutual Funds	184,896,928	—	—	—	—	184,896,928
Total Assets	$238,755,807	$—	$—	$8,098,800	$—	$246,854,607

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$133,125	$—	$—	$—	$133,125

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$26,350,212	$109,713	$(17,699,315)	$141,435	$(143,515)	$8,758,530	349,642	$110,465
Guggenheim Strategy Fund II	36,603,488	208,085	–	–	(79)	36,811,494	1,471,871	207,730
Guggenheim Strategy Fund III	65,316,993	353,952	–	–	26,017	65,696,962	2,624,729	353,136
Guggenheim Variable Insurance Strategy Fund III	67,887,722	5,744,493	–	–	(2,273)	73,629,942	2,932,296	418,628
	$196,158,415	$6,416,243	$(17,699,315)	$141,435	$(119,850)	$184,896,928		$1,089,959

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.3%
Financial - 31.7%
JPMorgan Chase & Co.	96,900	$10,656,093
Bank of America Corp.	260,201	7,803,428
Berkshire Hathaway, Inc. — Class B*	32,576	6,498,260
Citigroup, Inc.	87,506	5,906,655
Wells Fargo & Co.	91,802	4,811,343
BB&T Corp.	66,310	3,450,773
Zions Bancorporation	61,010	3,217,057
SunTrust Banks, Inc.	47,058	3,201,826
Allstate Corp.	24,086	2,283,353
Charles Schwab Corp.	40,932	2,137,469
Unum Group	42,142	2,006,380
T. Rowe Price Group, Inc.	18,494	1,996,797
Leucadia National Corp.	85,300	1,938,869
E*TRADE Financial Corp.*	34,431	1,907,822
Morgan Stanley	35,168	1,897,665
Piedmont Office Realty Trust, Inc. — Class A REIT	105,881	1,862,447
Welltower, Inc. REIT	33,719	1,835,325
Loews Corp.	36,811	1,830,611
Principal Financial Group, Inc.	29,501	1,796,906
Assured Guaranty Ltd.	45,969	1,664,078
Liberty Property Trust REIT	41,784	1,660,078
Omega Healthcare Investors, Inc. REIT	59,084	1,597,632
Regions Financial Corp.	77,187	1,434,135
Realogy Holdings Corp.	50,991	1,391,034
KeyCorp	65,606	1,282,597
American International Group, Inc.	21,007	1,143,201
Federated Investors, Inc. — Class B	29,732	993,049
Rayonier, Inc. REIT	22,373	787,082
Equity Commonwealth REIT*	24,046	737,491
Host Hotels & Resorts, Inc. REIT	35,644	664,404
Total Financial		80,393,860
Consumer, Non-cyclical - 20.6%
Pfizer, Inc.	129,305	4,589,035
Merck & Company, Inc.	82,309	4,483,371
Johnson & Johnson	33,293	4,266,498
HCA Healthcare, Inc.	41,234	3,999,698
Procter & Gamble Co.	39,813	3,156,374
Amgen, Inc.	17,089	2,913,333
Hormel Foods Corp.	72,329	2,482,331
Tyson Foods, Inc. — Class A	30,664	2,244,298
Bunge Ltd.	26,174	1,935,306
Archer-Daniels-Midland Co.	44,584	1,933,608
UnitedHealth Group, Inc.	8,407	1,799,098
Quest Diagnostics, Inc.	17,766	1,781,930
CVS Health Corp.	27,334	1,700,448
United Therapeutics Corp.*	14,510	1,630,343
Zimmer Biomet Holdings, Inc.	14,894	1,624,042
Express Scripts Holding Co.*	22,705	1,568,461
Humana, Inc.	5,474	1,471,575
DaVita, Inc.*	20,476	1,350,188
AmerisourceBergen Corp. — Class A	14,674	1,265,046
Medtronic plc	13,805	1,107,437
Mylan N.V.*	19,407	798,986
JM Smucker Co.	6,166	764,646
Henry Schein, Inc.*	11,172	750,870
TreeHouse Foods, Inc.*	19,147	732,756
Ingredion, Inc.	5,513	710,736
Philip Morris International, Inc.	6,476	643,714
Patterson Companies, Inc.	22,290	495,507
Total Consumer, Non-cyclical		52,199,635
Energy - 10.3%
Exxon Mobil Corp.	91,637	6,837,037
Chevron Corp.	58,240	6,641,690
Marathon Oil Corp.	160,387	2,587,042
Hess Corp.	41,670	2,109,335
Kinder Morgan, Inc.	134,804	2,030,148
Diamondback Energy, Inc.*	13,314	1,684,487
Concho Resources, Inc.*	10,527	1,582,524
Whiting Petroleum Corp.*	39,503	1,336,782
Range Resources Corp.	85,296	1,240,204
Total Energy		26,049,249
Consumer, Cyclical - 8.3%
Walmart, Inc.	32,422	2,884,585
Southwest Airlines Co.	47,872	2,742,108
Lear Corp.	14,116	2,626,846
Target Corp.	31,509	2,187,670
PVH Corp.	13,030	1,973,133
JetBlue Airways Corp.*	78,603	1,597,213
Carnival Corp.	23,493	1,540,671
MGM Resorts International	43,478	1,522,600
DR Horton, Inc.	32,659	1,431,770
PACCAR, Inc.	20,547	1,359,595
Goodyear Tire & Rubber Co.	39,382	1,046,774
Total Consumer, Cyclical		20,912,965
Industrial - 7.2%
Corning, Inc.	83,608	2,330,991
Republic Services, Inc. — Class A	34,617	2,292,684
Owens Corning	26,813	2,155,765
WestRock Co.	32,413	2,079,942
Crown Holdings, Inc.*	35,204	1,786,603
Carlisle Companies, Inc.	16,492	1,721,930
Eaton Corporation plc	19,215	1,535,471
General Electric Co.	99,292	1,338,456
Jabil, Inc.	44,250	1,271,302
Timken Co.	20,143	918,521
Honeywell International, Inc.	6,107	882,523
Total Industrial		18,314,188
Utilities - 6.2%
Public Service Enterprise Group, Inc.	57,292	2,878,350
Exelon Corp.	73,492	2,866,923
Ameren Corp.	41,879	2,371,608
OGE Energy Corp.	58,959	1,932,087
Edison International	28,058	1,786,172
Duke Energy Corp.	17,356	1,344,569
UGI Corp.	29,796	1,323,538
SCANA Corp.	31,674	1,189,359
Total Utilities		15,692,606
Technology - 5.9%
Intel Corp.	116,620	6,073,570
Xerox Corp.	73,067	2,102,868
Apple, Inc.	11,326	1,900,276

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Technology - 5.9% (continued)
VMware, Inc. — Class A*	11,833	$1,434,988
Oracle Corp.	29,154	1,333,796
Qorvo, Inc.*	17,000	1,197,650
QUALCOMM, Inc.	16,405	909,001
Total Technology		14,952,149
Communications - 4.6%
Cisco Systems, Inc.	120,244	5,157,265
AT&T, Inc.	66,905	2,385,163
Verizon Communications, Inc.	47,100	2,252,322
Time Warner, Inc.	20,426	1,931,891
Total Communications		11,726,641
Basic Materials - 4.5%
Nucor Corp.	39,318	2,401,937
Reliance Steel & Aluminum Co.	25,607	2,195,544
Steel Dynamics, Inc.	47,993	2,122,250
DowDuPont, Inc.	30,061	1,915,186
Cabot Corp.	34,312	1,911,865
Freeport-McMoRan, Inc.	54,442	956,546
Total Basic Materials		11,503,328
Total Common Stocks
(Cost $202,019,641)		251,744,621

MONEY MARKET FUND† - 0.6%
Dreyfus Treasury Prime Cash Management Fund Institutional Class 1.46%[1]	1,594,978	1,594,978
Total Money Market Fund
(Cost $1,594,978)		1,594,978
Total Investments - 99.9%
(Cost $203,614,619)		$253,339,599
Other Assets & Liabilities, net - 0.1%		172,702
Total Net Assets - 100.0%		$253,512,301

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

REIT — Real Estate Reinvestment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$251,744,621	$—	$—	$251,744,621
Money Market Fund	1,594,978	—	—	1,594,978
Total Assets	$253,339,599	$—	$—	$253,339,599

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 98.7%
Financial - 24.7%
Mastercard, Inc. — Class A	9,700	$1,699,052
Allianz AG	6,400	1,444,272
JPMorgan Chase & Co.	12,200	1,341,634
BNP Paribas S.A.	17,700	1,310,458
T. Rowe Price Group, Inc.	12,000	1,295,640
ING Groep N.V.	74,500	1,255,876
MetLife, Inc.	26,800	1,229,852
DNB ASA	63,100	1,224,740
Credit Suisse Group AG*	66,700	1,115,655
Bank of Montreal	14,400	1,087,822
Bank Leumi Le-Israel BM*	175,500	1,056,041
Kinnevik AB — Class B	28,800	1,036,360
Prudential plc	40,700	1,015,644
Everest Re Group Ltd.	3,900	1,001,598
Henderson Land Development Company Ltd.	152,560	993,328
PNC Financial Services Group, Inc.	6,400	967,936
Barclays plc	320,900	929,561
Hysan Development Company Ltd. — Class A*	174,900	924,845
Canadian Imperial Bank of Commerce	10,300	909,216
Chubb Ltd.	6,600	902,682
Lloyds Banking Group plc	986,400	894,915
Bank Hapoalim BM	123,500	846,286
Hongkong Land Holdings Ltd.	122,300	842,647
ASX Ltd.	19,500	839,479
Swiss Re AG	8,200	834,437
SmartCentres Real Estate Investment Trust	36,600	827,021
First Capital Realty, Inc.	50,000	789,819
Visa, Inc. — Class A	6,300	753,606
RioCan Real Estate Investment Trust	40,500	743,183
H&R Real Estate Investment Trust	44,700	729,692
Toronto-Dominion Bank	12,200	692,356
Assurant, Inc.	7,300	667,293
Power Financial Corp.	24,000	600,992
American Express Co.	6,100	569,008
SEI Investments Co.	7,400	554,334
Travelers Companies, Inc.	3,300	458,238
Cincinnati Financial Corp.	5,600	415,856
IGM Financial, Inc.	14,200	415,219
Unibail-Rodamco SE REIT	1,700	388,341
Tokio Marine Holdings, Inc.	8,400	376,798
Great Western Bancorp, Inc.	14,300	364,973
CI Financial Corp.	17,000	364,209
BB&T Corp.	6,600	343,464
Wells Fargo & Co.	6,200	324,942
Progressive Corp.	5,300	322,929
Prudential Financial, Inc.	3,000	310,650
U.S. Bancorp	5,577	281,639
Goldman Sachs Group, Inc.	1,000	251,860
Total Financial		38,546,398
Industrial - 16.1%
Honeywell International, Inc.	11,800	1,705,218
Lockheed Martin Corp.	4,728	1,597,733
3M Co.	7,200	1,580,544
Mizuho Financial Group, Inc.	786,600	1,415,666
Raytheon Co.	6,500	1,402,830
Deere & Co.	9,000	1,397,880
TE Connectivity Ltd.	13,800	1,378,620
Cummins, Inc.	8,000	1,296,720
FUJIFILM Holdings Corp.	31,200	1,230,348
Vinci S.A.	12,500	1,228,928
FedEx Corp.	4,800	1,152,528
United Parcel Service, Inc. — Class B	10,900	1,140,794
SKF AB — Class B	49,300	1,006,907
Emerson Electric Co.	14,400	983,520
Rockwell Automation, Inc.	5,100	888,420
Skanska AB — Class B	43,300	885,141
Boeing Co.	2,300	754,124
Avnet, Inc.	17,100	714,096
Parker-Hannifin Corp.	3,600	615,708
Makita Corp.	12,400	605,987
Illinois Tool Works, Inc.	3,500	548,310
CH Robinson Worldwide, Inc.	5,200	487,292
Hexagon AB — Class B	7,000	415,908
United Technologies Corp.	3,000	377,460
L3 Technologies, Inc.	1,700	353,600
Total Industrial		25,164,282
Consumer, Cyclical - 15.6%
Home Depot, Inc.	11,400	2,031,936
LVMH Moet Hennessy Louis Vuitton SE	5,000	1,539,313
WW Grainger, Inc.	5,000	1,411,350
Kohl's Corp.	19,500	1,277,445
Ford Motor Co.	114,900	1,273,092
Target Corp.	17,400	1,208,082
TJX Companies, Inc.	13,800	1,125,528
Las Vegas Sands Corp.	15,200	1,092,880
Macy's, Inc.	36,600	1,088,484
Berkeley Group Holdings plc	20,400	1,084,260
Carnival plc	14,800	950,880
L Brands, Inc.	23,200	886,472
Iida Group Holdings Company Ltd.	47,700	880,436
Hugo Boss AG	9,800	853,264
Bandai Namco Holdings, Inc.	26,400	843,569
Tractor Supply Co.	12,200	768,844
Li & Fung Ltd.	1,545,300	756,093
Crown Resorts Ltd.	76,200	742,573
Sekisui House Ltd.	39,800	722,650
Fastenal Co.	10,400	567,736
Harvey Norman Holdings Ltd.	191,900	543,781
Ralph Lauren Corp. — Class A	4,700	525,460
Dollar General Corp.	4,800	449,040
ITOCHU Corp.	21,000	404,882
Domino's Pizza, Inc.	1,600	373,696
Best Buy Company, Inc.	5,200	363,948
McDonald's Corp.	1,800	281,484
Polaris Industries, Inc.	2,200	251,944
Total Consumer, Cyclical		24,299,122
Consumer, Non-cyclical - 13.6%
Johnson & Johnson	17,800	2,281,070
Pfizer, Inc.	49,100	1,742,559
Roche Holding AG	6,500	1,489,743
AbbVie, Inc.	15,000	1,419,750

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Consumer, Non-cyclical - 13.6% (continued)
Gilead Sciences, Inc.	18,300	$1,379,637
Woolworths Group Ltd.	65,300	1,318,336
UnitedHealth Group, Inc.	6,000	1,284,000
Procter & Gamble Co.	14,762	1,170,331
Western Union Co.	60,600	1,165,338
Amgen, Inc.	5,198	886,155
Danone S.A.	10,300	833,049
Swedish Match AB	17,500	791,358
ManpowerGroup, Inc.	6,600	759,660
Coca-Cola Amatil Ltd.	106,900	711,736
Novo Nordisk A/S — Class B	14,000	687,455
Wesfarmers Ltd.	21,300	679,794
George Weston Ltd.	8,000	644,089
Automatic Data Processing, Inc.	5,500	624,140
L'Oreal S.A.	1,800	406,091
Remy Cointreau S.A.	2,700	384,718
Robert Half International, Inc.	6,600	382,074
Diageo plc	8,100	274,130
Total Consumer, Non-cyclical		21,315,213
Technology - 11.9%
Apple, Inc.	13,900	2,332,142
NVIDIA Corp.	7,800	1,806,402
Texas Instruments, Inc.	16,000	1,662,240
International Business Machines Corp.	10,700	1,641,701
Microsoft Corp.	17,100	1,560,717
Cie Generale des Etablissements Michelin — Class B*	9,000	1,327,796
Accenture plc — Class A	7,700	1,181,950
Lam Research Corp.	5,400	1,097,064
Xilinx, Inc.	13,800	996,912
Paychex, Inc.	15,800	973,122
CA, Inc.	26,700	905,130
Seagate Technology plc	12,300	719,796
Canon, Inc.	19,700	712,796
Western Digital Corp.	7,000	645,890
Intel Corp.	8,600	447,888
Cognizant Technology Solutions Corp. — Class A	3,500	281,750
Skyworks Solutions, Inc.	2,400	240,624
Total Technology		18,533,920
Communications - 5.9%
Alphabet, Inc. — Class C*	1,400	1,444,506
TDC A/S*	140,400	1,161,468
Amazon.com, Inc.*	700	1,013,138
Cisco Systems, Inc.	23,400	1,003,626
Verizon Communications, Inc.	20,200	965,964
AT&T, Inc.	25,800	919,770
BCE, Inc.	20,100	864,992
TELUS Corp.	21,100	740,966
Yahoo Japan Corp.	122,400	568,259
Facebook, Inc. — Class A*	3,100	495,349
Total Communications		9,178,038
Basic Materials - 3.9%
DowDuPont, Inc.	24,000	1,529,040
LyondellBasell Industries N.V. — Class A	13,300	1,405,544
Umicore S.A.*	22,600	1,193,821
Mitsubishi Chemical Holdings Corp.	119,900	1,149,363
BHP Billiton Ltd.*	26,200	567,579
Eastman Chemical Co.	3,200	337,856
Total Basic Materials		6,183,203
Energy - 3.7%
Total S.A.	25,600	1,453,092
Valero Energy Corp.	13,500	1,252,395
Neste Oyj	16,600	1,156,097
Woodside Petroleum Ltd.	51,000	1,145,170
Phillips 66	4,700	450,824
Exxon Mobil Corp.	3,600	268,596
Total Energy		5,726,174
Utilities - 2.6%
CLP Holdings Ltd.	118,138	1,202,728
Duke Energy Corp.	14,400	1,115,568
Dominion Energy, Inc.	9,800	660,814
Hong Kong & China Gas Company Ltd.	303,800	623,999
PPL Corp.	15,500	438,495
Total Utilities		4,041,604
Diversified - 0.7%
Jardine Matheson Holdings Ltd.	18,600	1,146,132
Total Common Stocks
(Cost $144,401,924)		154,134,086

MONEY MARKET FUND† - 0.6%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 1.54%[1]	907,598	907,598
Total Money Market Fund
(Cost $907,598)		907,598
Total Investments - 99.3%
(Cost $145,309,522)		$155,041,684
Other Assets & Liabilities, net - 0.7%		1,025,772
Total Net Assets - 100.0%		$156,067,456

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Currency Futures Contracts Sold Short†
Canadian Dollar Futures Contracts	127	Jun 2018	$9,871,710	$(142,493)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$154,134,086	$—	$—	$—	$154,134,086
Money Market Fund	907,598	—	—	—	907,598
Total Assets	$155,041,684	$—	$—	$—	$155,041,684

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$142,493	$—	$—	$142,493

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
UNIT INVESTMENT TRUST† - 0.0%
Financial - 0.0%
Rescap Liquidating Trust*	9,655	$49,241
Total Unit Investment Trust
(Cost $487,486)		49,241

PREFERRED STOCKS†† - 0.9%
Financial - 0.8%
Woodbourne Capital Trust III
3.61% (1 Month USD LIBOR + 2.50%) †††,*,1,2,11	300,000	232,561
Woodbourne Capital Trust IV
3.61% (1 Month USD LIBOR + 2.50%) †††,*,1,2,11	300,000	232,561
Woodbourne Capital Trust I
3.61% (1 Month USD LIBOR + 2.50%) †††,*,1,2,11	300,000	232,560
Woodbourne Capital Trust II
3.61% (1 Month USD LIBOR + 2.50%) †††,*,1,2,11	300,000	232,561
Total Financial		930,243
Industrial - 0.1%
Seaspan Corp. 6.38% due 04/30/19	7,560	192,326
Total Preferred Stocks
(Cost $1,394,796)		1,122,569

MUTUAL FUNDS† - 9.6%
Guggenheim Total Return Bond Fund - Institutional Class[4]	229,097	6,176,464
Guggenheim Limited Duration Fund - Institutional Class[4]	118,078	2,922,426
Guggenheim Strategy Fund I4	97,660	2,446,395
Guggenheim Floating Rate Strategies Fund - Institutional Class[4]	7,880	204,951
Total Mutual Funds
(Cost $11,589,716)		11,750,236

MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Prime Cash Management Institutional Class 1.46%[5]	2,806,086	2,806,086
Total Money Market Fund
(Cost $2,806,086)		2,806,086

	Face Amount
ASSET-BACKED SECURITIES†† - 35.1%
Collateralized Loan Obligations - 21.3%
Ladder Capital Commercial Mortgage Mortgage Trust
2017-FL1, 2.67% (1 Month USD LIBOR + 0.88%) due 09/15/34[1,3]	$1,500,000	1,498,732
KVK CLO Ltd.
2017-1A, 3.64% (3 Month USD LIBOR + 1.80%) due 05/15/26[1,3]	1,000,000	1,002,083
2013-1A, due 01/15/28[3,6]	900,000	433,680
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[1,3]	1,300,000	1,302,903
Northwoods Capital XIV Ltd.
2017-14A, 3.51% (3 Month USD LIBOR + 1.70%) due 11/12/25[1,3]	1,250,000	1,252,264
Golub Capital Partners CLO 36m Ltd.
2018-36A, 3.39% (3 Month USD LIBOR + 1.30%) due 02/05/31[1,3]	1,200,000	1,199,587
OCP CLO Ltd.
2016-2A, 4.75% (3 Month USD LIBOR + 2.85%) due 11/22/25[1,3]	1,000,000	1,007,014
Nelder Grove CLO Ltd.
2017-1A, 3.78% (3 Month USD LIBOR + 1.80%) due 08/28/26[1,3]	1,000,000	1,002,626
CIFC Funding Ltd.
2017-3A, 2.69% (3 Month USD LIBOR + 0.95%) due 07/22/26[1,3]	1,000,000	1,002,325
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 4.06% (3 Month USD LIBOR + 2.35%) due 10/15/26[1,3]	1,000,000	1,002,170
NXT Capital CLO LLC
2017-1A, 3.44% (3 Month USD LIBOR + 1.70%) due 04/20/29[1,3]	1,000,000	1,002,137
Marathon CLO VII Ltd.
2017-7A, 3.41% (3 Month USD LIBOR + 1.65%) due 10/28/25[1,3]	1,000,000	1,001,444
Vibrant CLO II Ltd.
2017-2A, 3.19% (3 Month USD LIBOR + 1.45%) due 07/24/24[1,3]	1,000,000	1,001,181
York CLO 1 Ltd.
2017-1A, 3.44% (3 Month USD LIBOR + 1.70%) due 01/22/27[1,3]	1,000,000	1,001,090
OZLM IX Ltd.
2017-9A, 3.39% (3 Month USD LIBOR + 1.65%) due 01/20/27[1,3]	1,000,000	1,000,885
Flagship CLO VIII Ltd.
2017-8A, 3.42% (3 Month USD LIBOR + 1.70%) due 01/16/26[1,3]	1,000,000	1,000,722
Venture XII CLO Ltd.
2018-12A, 3.18% (3 Month USD LIBOR + 1.20%) due 02/28/26[1,3]	1,000,000	1,000,528
Cerberus Loan Funding XXIII, LP
2018-2A, 3.31% (3 Month USD LIBOR + 1.00%) due 04/15/28[1,3]	1,000,000	1,000,000

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 35.1% (continued)
Collateralized Loan Obligations - 21.3% (continued)
BSPRT Issuer Ltd.
2017-FL2, 2.60% (1 Month USD LIBOR + 0.82%) due 10/15/34[1,3]	$1,000,000	$999,542
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[3]	1,000,000	999,339
Hunt CRE Ltd.
2017-FL1, 2.78% (1 Month USD LIBOR + 1.00%) due 08/15/34[1,3]	1,000,000	999,190
Resource Capital Corporation Ltd.
2017-CRE5, 2.59% (1 Month USD LIBOR + 0.80%) due 07/15/34[1,3]	948,318	948,605
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[3,6]	1,000,000	911,109
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 3.61% (3 Month USD LIBOR + 1.30%) due 04/15/31[1,3]	750,000	750,000
Cent CLO
2014-16A, 4.02% (3 Month USD LIBOR + 2.25%) due 08/01/24[1,3]	500,000	500,473
Treman Park CLO Ltd.
2015-1A, due 04/20/27[3,6]	500,000	429,379
ACIS CLO Ltd.
2013-1A, 4.68% (3 Month USD LIBOR + 2.95%) due 04/18/24[1,3]	400,000	400,565
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.05% (3 Month USD LIBOR + 3.30%) due 07/25/25[1,3]	250,000	250,331
Rockwall CDO II Ltd.
2007-1A, 2.32% (3 Month USD LIBOR + 0.55%) due 08/01/24[1,3]	151,706	151,715
Copper River CLO Ltd.
2007-1A, due 01/20/21[6,11]	600,000	76,380
Babson CLO Ltd.
2012-2A, due 05/15/23[3,6]	750,000	32,542
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[3,6]	250,000	8,436
Total Collateralized Loan Obligations		26,168,977
Transport-Aircraft - 6.7%
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	937,715	927,312
2015-1A, 4.70% due 12/15/40[3]	633,361	634,187
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3]	1,464,220	1,448,628
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[3]	848,708	857,844
2013-1, 6.35% due 10/15/38[3]	169,742	169,642
Apollo Aviation Securitization Equity Trust
2016-1A, 4.88% due 03/17/36[3]	775,859	794,609
Raspro Trust
2005-1A, 2.37% (3 Month USD LIBOR + 0.63%) due 03/23/24[1,3]	782,950	747,717
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	724,392	723,861
Rise Ltd.
2014-1A, 4.74% due 02/12/39	677,245	678,261
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[11]	495,220	497,801
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	463,900	465,826
AABS Ltd.
2013-1 A, 4.87% due 01/10/38	231,023	231,023
Total Transport-Aircraft		8,176,711
Whole Business - 2.0%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	987,500	1,029,014
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[3]	995,000	993,886

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 35.1% (continued)
Whole Business - 2.0% (continued)
Domino's Pizza Master Issuer LLC
2017-1A, 3.00% (3 Month USD LIBOR + 1.25%) due 07/25/47[1,3]	$497,500	$501,619
Total Whole Business		2,524,519
Collateralized Debt Obligations - 1.5%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[3]	1,000,000	996,456
Putnam Structured Product Funding Ltd.
2003-1A, 2.78% (1 Month USD LIBOR + 1.00%) due 10/15/38[1,3]	552,791	535,007
N-Star REL CDO VIII Ltd.
2006-8A, 2.02% (1 Month USD LIBOR + 0.36%) due 02/01/41[1,3]	266,229	264,749
Total Collateralized Debt Obligations		1,796,212
Automotive - 1.3%
Hertz Vehicle Financing LLC
2016-4A, 2.65% due 07/25/22[3]	1,000,000	976,803
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[3]	600,000	595,346
Total Automotive		1,572,149
Net Lease - 1.0%
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	1,218,552	1,182,666
Transport-Container - 0.8%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[3]	1,035,672	1,027,022
Insurance - 0.4%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[3]	495,000	489,119
Diversified Payment Rights - 0.1%
CIC Receivables Master Trust REGD
4.89% due 10/07/21†††	142,062	146,905
Total Asset-Backed Securities
(Cost $43,469,477)		43,084,280

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.2%
Government Agency - 12.2%
Fannie Mae[10]
3.16% due 01/01/30	1,300,000	1,279,536
3.00% due 12/01/29	1,250,000	1,210,726
2.94% due 10/01/32	1,191,276	1,147,646
3.33% due 04/01/30	998,519	999,246
3.01% due 12/01/27	1,000,000	981,472
3.11% due 10/01/29	500,000	487,447
3.08% due 10/01/32	500,000	485,488
2.99% due 09/01/29	500,000	481,977
2.96% due 11/01/29	500,000	480,785
2.86% due 09/01/29	500,000	478,227
2.90% due 11/01/29	500,000	477,701
Freddie Mac Multifamily Structured Pass Through Certificates[10]
2017-KGX1, 3.00% due 10/25/27	1,200,000	1,179,653
2017-KW03, 3.02% due 06/25/27	1,050,000	1,034,261
2018-K074, 3.60% due 02/25/28	1,000,000	1,023,306
Freddie Mac Seasoned Credit Risk Transfer[10]
2017-3, 3.00% due 07/25/56	1,161,873	1,122,575
2017-4, 2.25% due 06/25/57	1,244,254	1,200,705
Fannie Mae-Aces[10]
2017-M11, 2.98% due 08/25/29	900,000	870,191
Total Government Agency		14,940,942
Residential Mortgage Backed Securities - 11.8%
American Home Mortgage Investment Trust
2006-1, 2.27% (1 Month USD LIBOR + 0.40%) due 03/25/46[1]	874,656	846,094
2007-1, 2.08% due 05/25/47[7]	2,931,924	444,332
Home Equity Loan Trust
2007-FRE1, 2.06% (1 Month USD LIBOR + 0.19%) due 04/25/37[1]	1,307,574	1,242,773
Soundview Home Loan Trust
2006-OPT5, 2.01% (1 Month USD LIBOR + 0.14%) due 07/25/36[1]	1,195,411	1,165,211
IndyMac INDX Mortgage Loan Trust
2006-AR6, 2.20% (1 Year CMT Rate + 0.92%) due 06/25/46[1]	1,094,830	1,015,747

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 28.2% (continued)
Residential Mortgage Backed Securities - 11.8% (continued)
GSAA Trust
2005-10, 2.52% (1 Month USD LIBOR + 0.65%) due 06/25/35[1]	$1,050,000	$1,014,211
CIM Trust
3.69% due 08/25/57	1,000,000	1,002,577
NovaStar Mortgage Funding Trust Series
2007-2, 2.07% (1 Month USD LIBOR + 0.20%) due 09/25/37[1]	1,023,241	993,784
Towd Point Mortgage Trust
2018-1, 3.00% (WAC) due 01/28/58[1,3]	982,493	977,123
CSMC Series
2015-12R, 2.06% (1 Month USD LIBOR + 0.50%) due 11/30/37[1,3]	961,033	956,866
American Home Mortgage Assets Trust
2007-1, 1.98% (1 Year CMT Rate + 0.70%) due 02/25/47[1]	1,387,346	894,789
CIT Mortgage Loan Trust
2007-1, 3.32% (1 Month USD LIBOR + 1.45%) due 10/25/37[1,3]	612,577	615,577
2007-1, 3.22% (1 Month USD LIBOR + 1.35%) due 10/25/37[1,3]	244,010	245,211
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 2.00% (1 Month USD LIBOR + 0.13%) due 07/25/37[1,3]	850,990	789,703
Luminent Mortgage Trust
2006-2, 2.07% (1 Month USD LIBOR + 0.20%) due 02/25/46[1]	934,962	755,555
HarborView Mortgage Loan Trust
2006-14, 1.96% (1 Month USD LIBOR + 0.15%) due 01/25/47[1]	701,558	652,529
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 2.12% (1 Year CMT Rate + 0.84%) due 11/25/46[1]	445,611	374,925
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[3]	220,230	220,227
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	161,445	170,626
Morgan Stanley Re-REMIC Trust
2010-R5, 3.51% due 06/26/36[3]	109,649	92,606
Total Residential Mortgage Backed Securities		14,470,466
Commercial Mortgage Backed Securities - 2.3%
Citigroup Commercial Mortgage Trust
2017-P7, 1.13% (WAC) due 04/14/50[1]	5,982,859	462,857
2016-GC37, 1.80% (WAC) due 04/10/49[1]	3,804,183	411,955
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.34% (WAC) due 01/15/59[1]	5,255,275	391,313
2016-NXS5, 1.55% (WAC) due 01/15/59[1]	4,907,687	383,331
BANK
2017-BNK4, 1.45% (WAC) due 05/15/50[1]	4,963,947	462,353
COMM Mortgage Trust
2015-CR26, 1.04% (WAC) due 10/10/48[1]	6,875,495	379,821
CFCRE Commercial Mortgage Trust
2016-C3, 1.07% (WAC) due 01/10/48[1]	5,889,661	377,326
Total Commercial Mortgage Backed Securities		2,868,956
Military Housing - 1.9%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[3]	967,938	1,025,112
2003-PRES, 6.24% due 10/10/41[3]	229,295	249,756
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates[10]
2015-R1, 4.66% (WAC) due 11/25/55[1,3]	975,826	1,058,771
Total Military Housing		2,333,639
Total Collateralized Mortgage Obligations
(Cost $34,688,853)		34,614,003

U.S. GOVERNMENT SECURITIES†† - 8.9%
U.S. Treasury Bond
due 11/15/46[8]	18,937,000	8,028,741
due 11/15/44[8]	6,282,500	2,838,839
Total U.S. Treasury Bond		10,867,580
Total U.S. Government Securities
(Cost $10,962,821)		10,867,580

CORPORATE BONDS†† - 7.4%
Financial - 5.3%
Citigroup, Inc.
6.25%[2,9]	950,000	1,003,438
Station Place Securitization Trust Series
2.88% (1 Month USD LIBOR + 1.00%) due 03/24/19[1,3]	1,000,000	1,000,000

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
CORPORATE BONDS†† - 7.4 (continued)
Financial - 5.3% (continued)
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[11]	$933,548	$944,866
Bank of America Corp.
6.30% [2,9]	700,000	750,750
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	485,000	511,385
American Equity Investment Life Holding Co.
5.00% due 06/15/27	469,000	475,337
Pacific Northwest Communities LLC
5.91% due 06/15/50[11]	400,000	424,276
Assurant, Inc.
3.54% (3 Month USD LIBOR + 1.25%) due 03/26/21[1]	350,000	350,392
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[3]	329,315	325,328
ACC Group Housing LLC
6.35% due 07/15/54[3]	250,000	300,439
MetLife, Inc.
9.25% due 04/08/38[3]	200,000	272,000
Hospitality Properties Trust
5.25% due 02/15/26	189,000	196,745
Total Financial		6,554,956
Basic Materials - 0.8%
Yamana Gold, Inc.
4.95% due 07/15/24	595,000	612,106
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[3,9]	300,000	336,750
Total Basic Materials		948,856
Consumer, Cyclical - 0.7%
Northern Group Housing LLC
6.80% due 08/15/53[3]	600,000	745,206
WMG Acquisition Corp.
6.75% due 04/15/22[3]	100,000	103,375
Total Consumer, Cyclical		848,581
Energy - 0.2%
Hess Corp.
7.13% due 03/15/33	150,000	179,956
7.30% due 08/15/31	100,000	119,927
Total Energy		299,883
Consumer, Non-cyclical - 0.2%
CVS Health Corp.
4.30% due 03/25/28	200,000	200,852
Communications - 0.2%
SFR Group S.A.
7.38% due 05/01/26[3]	200,000	190,500
Total Corporate Bonds
(Cost $8,730,670)		9,043,628

FEDERAL AGENCY BONDS†† - 4.7%
Fannie Mae Principal Strips[10]
due 05/15/30[8]	1,350,000	906,441
due 05/15/29[8]	1,250,000	871,145
due 01/15/30[8]	600,000	407,301
Total Fannie Mae Principal Strips		2,184,887
Freddie Mac Principal Strips[10]
due 03/15/31[8]	1,500,000	972,484
due 07/15/32[8]	800,000	495,964
Total Freddie Mac Principal Strips		1,468,448
Freddie Mac[10]
due 12/14/29[8]	1,600,000	1,090,696
Tennessee Valley Authority
5.38% due 04/01/56	750,000	1,041,823
Total Federal Agency Bonds
(Cost $5,807,266)		5,785,854

SENIOR FLOATING RATE INTERESTS††, 1 - 2.5%
Technology - 0.7%
Misys Ltd.
5.48% (3 Month USD LIBOR + 3.50%) due 06/13/24	497,500	496,819
EIG Investors Corp.
5.96% (1 Month USD LIBOR + 4.00%) due 02/09/23	235,372	236,843
Epicor Software
5.13% (1 Month USD LIBOR + 3.25%) due 06/01/22	166,551	167,202
Total Technology		900,864
Industrial - 0.6%
Capstone Logistics
6.38% (3 Month USD LIBOR + 4.50%) due 10/07/21	692,680	677,309
Communications - 0.5%
Cengage Learning Acquisitions, Inc.
6.04% (3 Month USD LIBOR + 4.25%) due 06/07/23	683,862	621,070
Consumer, Cyclical - 0.4%
PetSmart Inc
4.68% (1 Month USD LIBOR + 3.00%) due 03/11/22	339,046	271,352
Neiman Marcus Group, Inc.
4.94% (3 Month USD LIBOR + 3.25%) due 10/25/20	305,160	262,984
Total Consumer, Cyclical		534,336
Consumer, Non-cyclical - 0.2%
NES Global Talent
7.27% (3 Month USD LIBOR + 5.50%) due 10/03/19	105,049	103,473
DJO Finance LLC
5.03% (3 Month USD LIBOR + 3.25%) due 06/08/20	98,734	99,146
Total Consumer, Non-cyclical		202,619
Financial - 0.1%
American Stock Transfer & Trust
6.81% (3 Month USD LIBOR + 4.50%) due 06/26/20	93,169	93,091
Total Senior Floating Rate Interests
(Cost $3,192,406)		3,029,289

MUNICIPAL BONDS†† - 0.9%
California - 0.5%
Cypress School District General Obligation Unlimited
due 08/01/48[8]	1,000,000	254,950
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/46[8]	700,000	227,521

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
MUNICIPAL BONDS††- 0.9% (continued)
California - 0.5% (continued)
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/37[8]	$400,000	$186,600
Total California		669,071
Illinois - 0.4%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	400,000	438,316
Total Municipal Bonds
(Cost $1,095,007)		1,107,387

	Contracts
OTC OPTIONS PURCHASED†† - 0.1%
Call options on:
Bank of America Merrill Lynch iShares MSCI Emerging Markets ETF Expiring January 2019 with strike price of 55.00 (Notional Value $3,683,764)	763	91,941
Bank of America Merrill Lynch S&P 500 Index Expiring January 2019 with strike price of $3,000 (Notional Value $4,489,479)	17	41,905
Total OTC Options Purchased
(Cost $214,107)		133,846
Total Investments - 100.6%
(Cost $124,438,691)		$123,393,999
Other Assets & Liabilities, net - (0.6)%		(772,438)
Total Net Assets - 100.0%		$122,621,561

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Premiums Paid	Unrealized Gain
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.24%	Quarterly	08/11/27	$(13,500,000)	$626,643	$204,067	$422,576
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.90%	Quarterly	08/11/22	(4,700,000)	154,656	23,166	131,490
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.67%	Quarterly	08/16/20	(10,700,000)	225,697	123,300	102,397
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.71%	Quarterly	08/11/20	(4,000,000)	80,272	244	80,028
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.16%	Quarterly	02/13/24	(2,550,000)	78,871	-	78,871
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.25%	Quarterly	05/26/27	(1,700,000)	74,370	12	74,358
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.19%	Quarterly	08/15/27	(1,100,000)	55,443	309	55,134
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.59%	Quarterly	11/13/47	(700,000)	40,523	308	40,215
BofA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.99%	Quarterly	08/22/24	(900,000)	39,494	15,623	23,871
								$1,375,969	$367,029	$1,008,940

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $50,031,148 (cost $49,925,070), or 40.8% of total net assets.
[4]	Affiliated issuer.
[5]	Rate indicated is the 7 day yield as of March 29, 2018.
[6]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[7]	Security is an interest-only strip. Rate indicated is effective yield at March 29, 2018.
[8]	Zero coupon rate security.
[9]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[10]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[11]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $2,873,566 (cost $3,315,894), or 2.3% of total net assets — See Note 6.

BOfA	Bank of America
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon

See Sector Classification in Other Information section.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset-Backed Securities	$—	$42,937,375	$—	$146,905	$43,084,280
Collateralized Mortgage Obligations	—	34,614,003	—	—	34,614,003
Corporate Bonds	—	8,532,243	—	511,385	9,043,628
Federal Agency Bonds	—	5,785,854	—	—	5,785,854
Interest Rate Swap Agreements	—	—	1,008,940	—	1,008,940
Money Market Fund	2,806,086	—	—	—	2,806,086
Municipal Bonds	—	1,107,387	—	—	1,107,387
Mutual Funds	11,750,236	—	—	—	11,750,236
Options Purchased	—	133,846	—	—	133,846
Preferred Stocks	—	192,326	—	930,243	1,122,569
Senior Floating Rate Interests	—	3,029,289	—	—	3,029,289
U.S. Government Securities	—	10,867,580	—	—	10,867,580
Unit Investment Trust	49,241	—	—	—	49,241
Total Assets	$14,605,563	$107,199,903	$1,008,940	$1,588,533	$124,402,939

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 29, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$146,905	Option Adjusted Spread off prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Corporate Bonds	511,385	Option Adjusted Spread off prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Preferred Stocks	930,243	Option Adjusted Spread off prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Total Assets	$1,588,533

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 29, 2018:

	Assets
	Asset-Backed Securities	Corporate Bonds	Preferred Stocks	Total Assets
Beginning Balance	$155,587	$534,191	$916,580	$1,606,358
Purchases/Receipts	-	-	-	-
Sales, maturities and paydowns/Fundings	-	-	-	-
Total realized gains or losses included in earnings	-	-	-	-
Total change in unrealized gains or losses included in earnings	(8,682)	(22,806)	13,663	(17,825)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Ending Balance	$146,905	$511,385	$930,243	$1,588,533
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 29, 2018	$(8,682)	$(22,806)	$13,663	$(17,825)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Floating Rate Strategies Fund - Institutional Class	$202,861	$2,092	$–	$–	$(2)	$204,951	7,880	$2,091
Guggenheim Strategy Fund I	2,433,392	13,981	–	–	(978)	2,446,395	97,660	13,957
Guggenheim Limited Duration Fund - Institutional Class	2,911,685	14,272	–	–	(3,531)	2,922,426	118,078	14,217
Guggenheim Total Return Bond Fund - Institutional Class	6,193,398	42,233	–	–	(59,167)	6,176,464	229,097	42,173
	$11,741,336	$72,578	$–	$–	$(63,678)	$11,750,236		$72,438

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MONEY MARKET FUND† - 17.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 1.45%[1]	10,082,239	$10,082,239
Total Money Market Fund
(Cost $10,082,239)		10,082,239

	Face Amount
SENIOR FLOATING RATE INTERESTS††,4 - 92.5%
Industrial - 20.7%
Zodiac Pool Solutions LLC
due 03/07/25[2]	$2,100,000	2,109,849
due 12/20/23[2]	376,874	377,112
Engineered Machinery Holdings, Inc.
5.55% (3 Month USD LIBOR + 3.25%) due 07/19/24	562,584	562,117
GYP Holdings III Corp.
4.77% (3 Month USD LIBOR + 3.00%) due 04/01/23	551,220	553,287
Kuehg Corp. - Kindercare
6.05% (3 Month USD LIBOR + 3.75%) due 08/12/22	498,737	500,762
Flex Acquisition Company, Inc.
4.69% (1 Month USD LIBOR + 3.00%) due 12/29/23	496,250	498,344
Reynolds Group Holdings, Inc.
4.63% (3 Month USD LIBOR + 2.75%) due 02/05/23	492,516	494,801
TransDigm Group, Inc.
4.63% (3 Month USD LIBOR + 2.75%) due 05/14/22	485,660	486,787
BWAY Holding Co.
4.96% (1 Month USD LIBOR + 3.25%) due 04/03/24	447,750	449,747
Vectra Co.
4.96% (1 Month USD LIBOR + 3.25%) due 03/08/25	450,000	449,159
CHI Overhead Doors, Inc.
5.13% (3 Month USD LIBOR + 3.25%) due 07/29/22	440,363	440,363
Pregis Holding I Corp.
5.80% (1 Month USD LIBOR + 3.50%) due 05/20/21	419,634	419,982
Engility Corp.
4.63% (3 Month USD LIBOR + 2.75%) due 08/14/23	407,490	407,201
Filtration Group Corp.
3.00% (3 Month USD LIBOR + 3.00%) due 03/27/25	350,000	350,875
Thermasys Corp.
5.70% (3 Month USD LIBOR + 4.00%) due 05/03/19	352,500	340,751
DAE Aviation
5.63% (3 Month USD LIBOR + 3.75%) due 07/07/22	298,469	300,848
CAPRI ACQ BIDCO
5.02% (3 Month USD LIBOR + 3.25%) due 11/01/24	299,250	299,002
VC GB Holdings, Inc.
5.13% (3 Month USD LIBOR + 3.25%) due 02/28/24	272,332	273,012
Hayward Industries, Inc.
5.38% (3 Month USD LIBOR + 3.50%) due 08/05/24	263,546	264,336
Beacon Roofing Supply, Inc.
3.94% (3 Month USD LIBOR + 2.25%) due 01/02/25	250,000	251,073
Travelport Finance (Luxembourg) S.A.R.L.
4.40% (3 Month USD LIBOR + 2.50%) due 03/17/25	250,000	250,438
RBS Global, Inc.
4.11% (3 Month USD LIBOR + 2.25%) due 08/21/24	249,008	250,315
American Bath Group LLC
7.55% (6 Month USD LIBOR + 5.25%) due 09/30/23	246,867	249,232
Charter Nex US, Inc.
4.88% (3 Month USD LIBOR + 3.00%) due 05/16/24	223,313	223,647
ProAmpac PG Borrower LLC
5.30% (3 Month USD LIBOR + 3.50%) due 11/20/23	208,149	209,554
Titan Acquisition Ltd. (Husky)
3.00% (3 Month USD LIBOR + 3.00%) due 03/15/25	200,000	199,694
SRS Distribution, Inc.
5.30% (1 Month USD LIBOR + 3.25%) due 08/25/22	186,689	187,798
Arctic Long Carriers
6.38% (3 Month USD LIBOR + 4.50%) due 05/18/23	173,688	174,990
Bioplan USA, Inc.
6.63% (1 Month USD LIBOR + 4.75%) due 09/23/21	181,263	173,333
SI Organization
6.63% (1 Month USD LIBOR + 4.75%) due 11/23/19	169,222	169,645
Argo Merchants
6.05% (1 Month USD LIBOR + 3.75%) due 12/06/24	124,696	125,476
Nielsen Finance LLC
3.72% (3 Month USD LIBOR + 2.00%) due 10/04/23	98,754	98,970
Total Industrial		12,142,500
Consumer, Cyclical - 17.3%
Safe Fleet Holdings LLC
4.78% (1 Month USD LIBOR + 3.00%) due 02/03/25	900,000	900,747
Learning Care Group (US), Inc.
5.11% (3 Month USD LIBOR + 3.25%) due 03/13/25	550,000	554,125
AlixPartners, LLP
5.05% (3 Month USD LIBOR + 2.75%) due 04/04/24	524,700	526,815
USIC Holding, Inc.
5.80% (3 Month USD LIBOR + 3.50%) due 12/08/23	500,024	503,775

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 92.5% (continued)
Consumer, Cyclical - 17.3% (continued)
Packers Sanitation Services, Inc.
4.94% (3 Month USD LIBOR + 3.25%) due 12/04/24	$498,750	$499,373
Crown Finance US, Inc.
4.38% (1 Month USD LIBOR + 2.50%) due 02/28/25	500,000	499,150
Equinox Holdings, Inc.
4.88% (1 Month USD LIBOR + 3.00%) due 03/08/24	495,013	497,898
Greektown Holdings LLC
4.88% (1 Month USD LIBOR + 3.00%) due 04/25/24	496,250	496,498
Gates Global LLC
5.05% (1 Month USD LIBOR + 2.75%) due 04/01/24	469,112	471,359
Navistar Inc.
5.21% (3 Month USD LIBOR + 3.50%) due 11/06/24	450,000	452,061
DG Investment Intermediate Holdings 2, Inc.
5.30% (1 Month USD LIBOR + 3.00%) due 02/03/25	451,613	450,484
Fitness International LLC
5.38% (3 Month USD LIBOR + 3.50%) due 07/01/20	433,989	437,244
Burlington Stores, Inc.
4.38% (3 Month USD LIBOR + 2.50%) due 11/17/24	399,000	399,399
PetSmart Inc
4.68% (1 Month USD LIBOR + 3.00%) due 03/11/22	489,807	392,012
Mavis Tire Express Services Corp.
5.07% (3 Month USD LIBOR + 3.25%) due 02/28/25	387,901	387,901
Eldorado Resorts, Inc.
4.13% (1 Month USD LIBOR + 2.25%) due 04/17/24	329,914	330,739
National Vision, Inc.
4.63% (1 Month USD LIBOR + 2.75%) due 11/20/24	308,612	310,411
Sears Roebuck Acceptance Corp.
6.20% (1 Month USD LIBOR + 4.50%) due 01/20/19	284,902	283,002
Petco Animal Supplies, Inc.
4.77% (3 Month USD LIBOR + 3.00%) due 01/26/23	355,374	259,622
Talbots, Inc.
6.38% (3 Month USD LIBOR + 4.50%) due 03/19/20	219,686	216,940
EG Finco Ltd.
due 02/07/25[2]	200,000	199,450
1-800 Contacts
5.13% (1 Month USD LIBOR + 3.25%) due 01/22/23	196,019	189,158
Life Time Fitness, Inc.
4.73% (1 Month USD LIBOR + 2.75%) due 06/10/22	157,600	157,731
Wyndham Hotels & Resorts, Inc.
due 03/28/25[2]	150,000	150,375
GVC Holdings plc
3.75% (1 Week USD LIBOR + 2.50%) due 03/15/24	150,000	150,156
Leslie's Poolmart, Inc.
5.28% (3 Month USD LIBOR + 3.50%) due 08/16/23	129,675	130,485
Amaya Holdings B.V. (Stars Group Holdings B.V.)
3.00% (3 Month USD LIBOR + 3.00%) due 04/04/25	100,000	100,400
Penn Engineering & Manufacturing Corp.
4.63% (3 Month USD LIBOR + 2.75%) due 06/27/24	99,500	99,599
Belk, Inc.
6.46% (3 Month USD LIBOR + 4.75%) due 12/12/22	108,983	94,270
Total Consumer, Cyclical		10,141,179
Technology - 16.0%
Informatica LLC
5.13% (6 Month USD LIBOR + 3.25%) due 08/05/22	500,000	502,655
Sabre GLBL, Inc.
3.88% (3 Month USD LIBOR + 2.00%) due 02/22/24	498,750	500,067
Peak 10 Holding Corp.
5.80% (3 Month USD LIBOR + 3.50%) due 08/01/24	497,500	498,664
Misys Ltd.
5.48% (3 Month USD LIBOR + 3.50%) due 06/13/24	497,500	496,818
TIBCO Software, Inc.
5.38% (1 Month USD LIBOR + 3.50%) due 12/04/20	494,987	496,329
Press Ganey Holdings Inc
4.88% (2 Month USD LIBOR + 3.00%) due 10/23/23	493,750	496,219
Ipreo Holdings
5.30% (1 Month USD LIBOR + 3.00%) due 08/06/21	483,813	483,813
Solera LLC
4.63% (1 Month USD LIBOR + 2.75%) due 03/03/23	480,866	481,684
AVSC Holding Corp.
5.10% (3 Month USD LIBOR + 3.25%) due 03/03/25	470,000	471,029
Flexera Software LLC
5.13% (3 Month USD LIBOR + 3.25%) due 02/26/25	450,000	451,877
Kronos, Inc.
4.88% (1 Month USD LIBOR + 3.00%) due 11/01/23	445,508	448,141
LANDesk Group, Inc.
6.13% (3 Month USD LIBOR + 4.25%) due 01/20/24	425,937	418,018

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 92.5% (continued)
Technology - 16.0% (continued)
Optiv, Inc.
5.13% (1 Month USD LIBOR + 3.25%) due 02/01/24	$416,547	$401,447
Micron Technology, Inc.
3.88% (3 Month USD LIBOR + 2.00%) due 04/26/22	393,985	396,325
Aspect Software, Inc.
12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20[3]	317,106	315,721
SS&C Technologies, Inc.
7.25% (3 Month USD LIBOR + 2.50%) due 02/27/25	221,119	222,110
7.25% (3 Month USD LIBOR + 2.50%) due 02/28/25	78,881	79,234
Go Daddy Operating Company LLC
4.13% (3 Month USD LIBOR + 2.25%) due 02/15/24	297,428	298,171
EIG Investors Corp.
5.96% (1 Month USD LIBOR + 4.00%) due 02/09/23	270,995	272,689
Seattle Spnco
4.63% (3 Month USD LIBOR + 2.75%) due 06/21/24	261,307	258,205
Internet Brands, Inc.
5.53% (3 Month USD LIBOR + 3.75%) due 09/13/24	254,361	254,315
Advanced Computer Software
7.52% (3 Month USD LIBOR + 5.50%) due 03/18/22	241,102	241,303
Cypress Intermediate Holdings III, Inc.
4.88% (3 Month USD LIBOR + 3.00%) due 04/29/24	198,500	199,032
Ascend Learning LLC
4.88% (3 Month USD LIBOR + 3.00%) due 07/12/24	149,250	149,623
Project Accelerate Parent, LLC
5.94% (2 Month USD LIBOR + 4.25%) due 01/02/25	125,000	125,938
Project Alpha (Qlik)
5.04% (3 Month USD LIBOR + 3.50%) due 04/26/24	114,350	112,730
Cvent, Inc.
5.63% (3 Month USD LIBOR + 3.75%) due 11/29/24	100,000	100,500
MA Financeco LLC
4.38% (3 Month USD LIBOR + 2.50%) due 11/19/21	100,000	98,750
Infor (US), Inc.
4.63% (1 Month USD LIBOR + 2.75%) due 02/01/22	70,076	70,183
Miami Escrow Borrower LLC
4.63% (3 Month USD LIBOR + 2.75%) due 06/21/24	38,693	38,234
CPI Acquisition, Inc.
6.36% (3 Month USD LIBOR + 4.50%) due 08/17/22	41,839	28,576
Total Technology		9,408,400
Consumer, Non-cyclical - 15.3%
Sterigenics-Norion Holdings
4.88% (1 Month USD LIBOR + 3.00%) due 05/15/22	557,186	556,840
Examworks Group, Inc.
5.13% (1 Month USD LIBOR + 3.25%) due 07/27/23	550,000	553,438
CHG Healthcare Services, Inc.
4.77% (1 Month USD LIBOR + 3.00%) due 06/07/23	537,529	541,227
Post Holdings, Inc.
3.88% (3 Month USD LIBOR + 2.00%) due 05/24/24	497,500	498,246
Hearthside Group Holdings LLC
4.88% (1 Month USD LIBOR + 3.00%) due 06/02/21	494,107	495,654
American Tire Distributors, Inc.
6.24% (1 Month USD LIBOR + 4.25%) due 09/01/21	484,779	490,839
Albertson's LLC
5.29% (1 Month USD LIBOR + 3.00%) due 12/21/22	495,009	489,579
DJO Finance LLC
5.03% (3 Month USD LIBOR + 3.25%) due 06/08/20	487,500	489,533
Smart & Final Stores LLC
5.38% (1 Month USD LIBOR + 3.50%) due 11/15/22	484,000	476,440
Equian LLC
5.15% (3 Month USD LIBOR + 3.25%) due 05/20/24	447,373	449,422
PPDI LLC
4.42% (3 Month USD LIBOR + 2.75%) due 08/18/22	444,304	445,646
NVA Holdings, Inc
5.05% (2 Month USD LIBOR + 2.75%) due 02/03/25	400,000	400,332
Lineage Logistics LLC
4.88% (3 Month USD LIBOR + 3.00%) due 02/16/25	400,000	398,832
CPI Holdco LLC
5.80% (1 Month USD LIBOR + 3.50%) due 03/21/24	396,001	397,981
Reddy Ice Holdings, Inc.
7.26% (Commercial Prime Lending Rate + 4.50%) due 05/01/19	381,955	381,000
NES Global Talent
7.27% (3 Month USD LIBOR + 5.50%) due 10/03/19	351,510	346,237
Diamond (BC) B.V.
4.99% (3 Month USD LIBOR + 3.00%) due 09/06/24	299,250	298,628

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 92.5% (continued)
Consumer, Non-cyclical - 15.3% (continued)
Endo Luxembourg Finance Co.
6.19% (3 Month USD LIBOR + 4.25%) due 04/29/24	$299,250	$298,376
Sigma Holding BV (Flora Food)
due 03/07/25[2]	250,000	249,688
BCPE Eagle Buyer LLC
6.06% (3 Month USD LIBOR + 4.25%) due 03/18/24	198,995	196,342
Authentic Brands
5.80% (3 Month USD LIBOR + 3.50%) due 09/27/24	174,125	174,705
Immucor, Inc.
7.30% (3 Month USD LIBOR + 5.00%) due 06/15/21	149,250	152,608
Acadia Healthcare Co., Inc.
4.38% (1 Month USD LIBOR + 2.50%) due 02/16/23	96,450	97,214
CTI Foods Holding Co. LLC
9.13% (3 Month USD LIBOR + 7.25%) due 06/28/21	80,000	59,200
Valeant Pharmaceuticals International, Inc.
5.24% (1 Month USD LIBOR + 3.50%) due 04/01/22	47,812	48,299
Total Consumer, Non-cyclical		8,986,306
Communications - 9.8%
CSC Holdings, LLC
4.04% (1 Month USD LIBOR + 2.25%) due 07/17/25	524,164	522,309
WMG Acquisition Corp.
due 11/01/23[2]	500,000	501,460
Altice US Finance I Corp.
4.13% (3 Month USD LIBOR + 2.25%) due 07/28/25	496,250	495,133
Mcgraw-Hill Global Education Holdings LLC
5.88% (1 Month USD LIBOR + 4.00%) due 05/04/22	493,479	486,940
Univision Communications, Inc.
4.63% (1 Month USD LIBOR + 2.75%) due 03/15/24	490,669	482,289
SFR Group S.A.
4.72% (2 Month USD LIBOR + 3.00%) due 01/31/26	495,009	480,159
Cengage Learning Acquisitions, Inc.
6.04% (3 Month USD LIBOR + 4.25%) due 06/07/23	525,869	477,583
Ziggo Secured Finance BV
due 04/15/25[2]	450,000	446,580
Telenet Financing USD LLC
4.28% (6 Month USD LIBOR + 2.50%) due 03/01/26	370,000	371,695
Radiate HoldCo LLC
4.88% (3 Month USD LIBOR + 3.00%) due 02/01/24	325,802	323,766
Sprint Communications, Inc.
4.44% (3 Month USD LIBOR + 2.50%) due 02/02/24	297,000	296,875
Virgin Media Bristol LLC
due 01/15/26[2]	250,000	251,225
Anaren, Inc.
6.80% (3 Month USD LIBOR + 4.50%) due 02/18/21	137,590	137,246
10.55% (3 Month USD LIBOR + 8.25%) due 08/18/21	100,000	100,000
Charter Communications Operating, LLC
3.88% (3 Month USD LIBOR + 2.00%) due 04/30/25	199,500	200,164
Market Track LLC
6.55% (3 Month USD LIBOR + 4.25%) due 06/05/24	199,000	198,502
Total Communications		5,771,926
Financial - 6.4%
National Financial Partners Corp.
4.88% (1 Month USD LIBOR + 3.00%) due 01/08/24	602,921	604,054
LPL Holdings, Inc.
4.56% (3 Month USD LIBOR + 2.25%) due 09/23/24	497,503	498,747
Geo Group, Inc.
4.13% (3 Month USD LIBOR + 2.25%) due 03/22/24	495,000	496,114
York Risk Services
due 10/01/21[2]	483,709	472,826
Avolon Luxembourg SARL
4.07% (1 Week USD LIBOR + 2.25%) due 03/21/22	397,000	397,123
Capital Automotive L.P.
4.38% (1 Month USD LIBOR + 2.50%) due 03/25/24	366,131	367,046
American Stock Transfer & Trust
6.81% (3 Month USD LIBOR + 4.50%) due 06/26/20	279,506	279,274
USI, Inc.
5.30% (1 Month USD LIBOR + 3.00%) due 05/16/24	258,700	259,132
HarbourVest Partners LP
4.55% (3 Month USD LIBOR + 2.25%) due 03/03/25	207,321	207,149
Corporate Capital Trust
5.56% (1 Month USD LIBOR + 3.25%) due 05/20/19	192,000	192,720
Total Financial		3,774,185
Basic Materials - 4.9%
Invictus MD Strategies Corp.
due 02/14/25[2]	500,000	503,440
HB Fuller Co.
4.07% (2 Month USD LIBOR + 2.25%) due 10/20/24	498,750	500,935
Alpha 3 B.V.
5.30% (1 Month USD LIBOR + 3.00%) due 01/31/24	496,250	499,848

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,4 - 92.5% (continued)
Basic Materials - 4.9% (continued)
PQ Corp.
4.29% (1 Month USD LIBOR + 2.50%) due 02/08/25	$444,375	$445,970
Nexeo Solutions LLC
5.27% (3 Month USD LIBOR + 3.25%) due 06/09/23	368,475	371,931
WR Grace & Co.
due 02/22/25[2]	200,000	200,584
due 02/03/21[2]	33,939	34,003
PMHC II, Inc. (Prince)
4.50% (3 Month USD LIBOR + 3.50%) due 03/20/25	200,000	201,126
GrafTech Finance, Inc.
5.24% (3 Month USD LIBOR + 3.50%) due 02/12/25	150,000	150,000
Total Basic Materials		2,907,837
Utilities - 1.3%
Dynegy, Inc.
4.60% (3 Month USD LIBOR + 2.75%) due 02/07/24	453,786	456,359
Stonewall
7.80% (1 Month USD LIBOR + 5.50%) due 11/13/21	218,701	214,053
Viva Alamo LLC
due 02/22/21[2]	65,644	65,050
Total Utilities		735,462
Energy - 0.8%
Veresen Midstream LP
4.88% (3 Month USD LIBOR + 3.00%) due 03/31/22	491,139	494,032
Total Senior Floating Rate Interests
(Cost $54,573,638)		54,361,827

ASSET-BACKED SECURITIES†† - 0.4%
Collateralized Loan Obligations - 0.4%
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.05% (3 Month USD LIBOR + 3.30%) due 07/25/25[4,5]	250,000	250,331
Total Asset-Backed Securities
(Cost $246,397)		250,331

CORPORATE BONDS††† - 0.0%
Basic Materials - 0.0%
New Day Aluminum
10.00% due 10/28/20[6,7]	2,709	2,709
Total Corporate Bonds
(Cost $188)		2,709
Total Investments - 110.0%
(Cost $64,902,462)		$64,697,106
Other Assets & Liabilities, net - (10.0)%		(5,889,662)
Total Net Assets - 100.0%		$58,807,444

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 29, 2018.
[2]	Term loan interests in the Fund's portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.
[3]	Affiliated issuer.
[4]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $250,331 (cost $246,397), or 0.4% of total net assets.
[6]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $2,709, (cost $188) or 0.0% of total net assets.
[7]	Payment-in-kind security.

plc — Public Limited Company

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund’s investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Asset-Backed Securities	$—	$250,331	$—	$250,331
Corporate Bonds	—	—	2,709	2,709
Money Market Fund	10,082,239	—	—	10,082,239
Senior Floating Rate Interests	—	54,361,827	—	54,361,827
Total Assets	$10,082,239	$54,612,158	$2,709	$64,697,106

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Senior Floating Rate Interests
Aspect Software, Inc. 12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20[1]	$314,391	$–	$(2,073)	$–	$3,403	$315,721	317,106	$9,658

1	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.5%
Consumer, Non-cyclical - 6.7%
Clorox Co.	4,696	$625,085
Kellogg Co.	9,427	612,849
Hershey Co.	5,864	580,302
Varian Medical Systems, Inc.*	4,287	525,801
Edwards Lifesciences Corp.*	3,340	465,997
General Mills, Inc.	10,054	453,033
Zoetis, Inc.	5,415	452,206
Western Union Co.	23,098	444,175
CoreLogic, Inc.*	9,803	443,390
Kimberly-Clark Corp.	3,858	424,881
QIAGEN N.V.*	13,132	424,295
AmerisourceBergen Corp. — Class A	4,887	421,308
Vector Group Ltd.	20,548	418,974
Sysco Corp.	6,918	414,803
IQVIA Holdings, Inc.*	4,182	410,296
Baxter International, Inc.	6,270	407,801
McCormick & Company, Inc.	3,692	392,792
Total System Services, Inc.	4,517	389,636
Pilgrim's Pride Corp.*	13,937	342,990
Teleflex, Inc.	1,303	332,239
Quanta Services, Inc.*	8,712	299,257
McKesson Corp.	1,954	275,260
Performance Food Group Co.*	8,994	268,471
Illumina, Inc.*	1,038	245,404
Global Payments, Inc.	1,947	217,129
Worldpay, Inc. — Class A*	2,420	199,021
Sabre Corp.	9,044	193,994
TreeHouse Foods, Inc.*	4,911	187,944
Hill-Rom Holdings, Inc.	2,096	182,352
Kroger Co.	7,428	177,826
Boston Scientific Corp.*	6,470	176,760
Euronet Worldwide, Inc.*	2,211	174,492
Alexion Pharmaceuticals, Inc.*	1,562	174,101
Intuitive Surgical, Inc.*	374	154,398
Herbalife Ltd.*	1,495	145,718
Alnylam Pharmaceuticals, Inc.*	1,175	139,942
Catalent, Inc.*	3,116	127,943
Incyte Corp.*	1,485	123,745
Sprouts Farmers Market, Inc.*	5,096	119,603
Total Consumer, Non-cyclical		12,566,213
Industrial - 5.4%
Parker-Hannifin Corp.	3,862	660,518
Rockwell Automation, Inc.	3,633	632,868
Waters Corp.*	3,027	601,313
Expeditors International of Washington, Inc.	8,268	523,364
Agilent Technologies, Inc.	7,174	479,941
Hubbell, Inc.	3,871	471,410
Ingersoll-Rand plc	5,503	470,562
Fortune Brands Home & Security, Inc.	7,688	452,746
Cummins, Inc.	2,763	447,855
Stanley Black & Decker, Inc.	2,585	396,022
Masco Corp.	9,567	386,890
Xylem, Inc.	4,942	380,139
Snap-on, Inc.	2,505	369,588
Roper Technologies, Inc.	1,255	352,266
Barnes Group, Inc.	5,436	325,562
Emerson Electric Co.	4,145	283,104
Tech Data Corp.*	3,271	278,460
PerkinElmer, Inc.	3,546	268,503
Harris Corp.	1,664	268,370
AMETEK, Inc.	3,504	266,199
Zebra Technologies Corp. — Class A*	1,827	254,300
Energizer Holdings, Inc.	3,961	235,996
Mettler-Toledo International, Inc.*	380	218,511
MasTec, Inc.*	3,887	182,883
TransDigm Group, Inc.	552	169,431
Acuity Brands, Inc.	1,138	158,398
SYNNEX Corp.	1,282	151,789
Corning, Inc.	5,408	150,775
Amphenol Corp. — Class A	1,498	129,023
EMCOR Group, Inc.	1,631	127,104
Coherent, Inc.*	614	115,064
Total Industrial		10,208,954
Technology - 3.5%
Fidelity National Information Services, Inc.	6,708	645,980
DXC Technology Co.	6,249	628,212
Citrix Systems, Inc.*	6,389	592,899
NetApp, Inc.	9,574	590,620
Lam Research Corp.	2,198	446,546
Dell Technologies Incorporated Class V — Class V*	6,010	439,992
KLA-Tencor Corp.	3,187	347,415
ON Semiconductor Corp.*	12,260	299,880
Western Digital Corp.	3,051	281,516
Synopsys, Inc.*	3,134	260,874
Microchip Technology, Inc.	2,751	251,331
Teradyne, Inc.	5,004	228,733
Skyworks Solutions, Inc.	1,984	198,916
First Data Corp. — Class A*	12,217	195,472
MAXIMUS, Inc.	2,645	176,527
Qorvo, Inc.*	2,306	162,458
Autodesk, Inc.*	1,078	135,375
SS&C Technologies Holdings, Inc.	2,373	127,288
Cerner Corp.*	2,164	125,512
Analog Devices, Inc.	1,373	125,121
Cirrus Logic, Inc.*	3,032	123,190
Cadence Design Systems, Inc.*	3,249	119,466
Paychex, Inc.	1,916	118,007
Total Technology		6,621,330
Consumer, Cyclical - 2.6%
Alaska Air Group, Inc.	7,890	488,865
Allison Transmission Holdings, Inc.	10,115	395,092
American Airlines Group, Inc.	7,518	390,635
Live Nation Entertainment, Inc.*	9,068	382,125
Toll Brothers, Inc.	8,835	382,114
HD Supply Holdings, Inc.*	9,834	373,102
Southwest Airlines Co.	5,822	333,484
Copa Holdings S.A. — Class A	2,580	331,865
Hanesbrands, Inc.	17,813	328,115
Lions Gate Entertainment Corp. — Class A	10,102	260,935
WW Grainger, Inc.	631	178,112
WABCO Holdings, Inc.*	1,277	170,952

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 20.5% (continued)
Consumer, Cyclical - 2.6% (continued)
BorgWarner, Inc.	3,162	$158,827
Harley-Davidson, Inc.	3,537	151,667
Under Armour, Inc. — Class C*	9,077	130,255
Aptiv plc	1,500	127,455
Tenneco, Inc.	2,311	126,805
PulteGroup, Inc.	4,290	126,512
Whirlpool Corp.	791	121,110
Total Consumer, Cyclical		4,958,027
Communications - 1.7%
Omnicom Group, Inc.	8,867	644,365
Motorola Solutions, Inc.	3,294	346,858
AMC Networks, Inc. — Class A*	5,201	268,892
Symantec Corp.	9,080	234,718
Expedia Group, Inc.	2,108	232,744
DISH Network Corp. — Class A*	6,102	231,205
Palo Alto Networks, Inc.*	1,222	221,817
Interpublic Group of Companies, Inc.	9,394	216,344
F5 Networks, Inc.*	1,479	213,878
CDW Corp.	3,037	213,532
Nexstar Media Group, Inc. — Class A	3,113	207,014
CommScope Holding Company, Inc.*	3,329	133,060
Total Communications		3,164,427
Financial - 0.5%
Alliance Data Systems Corp.	2,122	451,689
Air Lease Corp. — Class A	5,109	217,746
Digital Realty Trust, Inc. REIT	1,208	127,299
Progressive Corp.	2,054	125,150
Total Financial		921,884
Basic Materials - 0.1%
International Paper Co.	2,419	129,247
Total Common Stocks
(Cost $37,921,810)		38,570,082

MUTUAL FUNDS† - 77.8%
Guggenheim Variable Insurance Strategy Fund III[1]	2,229,820	55,990,783
Guggenheim Strategy Fund III[1]	1,948,965	48,782,599
Guggenheim Strategy Fund II1	1,073,930	26,858,987
Guggenheim Strategy Fund I1	583,486	14,616,328
Total Mutual Funds
(Cost $145,625,227)		146,248,697

MONEY MARKET FUND† - 0.5%
Dreyfus Treasury Prime Cash Management Fund Institutional Class 1.46%[2]	991,700	991,700
Total Money Market Fund
(Cost $991,700)		991,700
Total Investments - 98.8%
(Cost $184,538,737)		$185,810,479
Other Assets & Liabilities, net - 1.2%		2,215,238
Total Net Assets - 100.0%		$188,025,717

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Morgan Stanley Capital Services, Inc.	Russell Midcap Growth Index	1.98%	At Maturity	04/05/18	151,938	$150,266,409	$11,166,866

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$38,570,082	$—	$—	$—	$38,570,082
Equity Index Swap Agreements	—	—	11,166,866	—	11,166,866
Money Market Fund	991,700	—	—	—	991,700
Mutual Funds	146,248,697	—	—	—	146,248,697
Total Assets	$185,810,479	$—	$11,166,866	$—	$196,977,345

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$17,247,482	$4,084,812	$(6,711,205)	$25,222	$(29,983)	$14,616,328	583,486	$84,805
Guggenheim Strategy Fund II	26,707,218	151,826	–	–	(57)	26,858,987	1,073,930	151,567
Guggenheim Strategy Fund III	48,500,456	262,824	–	–	19,319	48,782,599	1,948,965	262,218
Guggenheim Variable Insurance Strategy Fund III	50,752,162	5,238,738	–	–	(117)	55,990,783	2,229,820	318,045
	$143,207,318	$9,738,200	$(6,711,205)	$25,222	$(10,838)	$146,248,697		$816,635

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
EXCHANGE-TRADED FUNDS† - 65.4%
SPDR S&P 500 ETF Trust	32,395	$8,524,744
Vanguard S&P 500 ETF	34,207	8,280,831
iShares Core U.S. Aggregate Bond ETF	71,658	7,685,320
iShares iBoxx $ Investment Grade Corporate Bond ETF	33,379	3,918,361
iShares Core S&P Mid-Capital ETF	15,185	2,848,250
iShares MSCI EAFE ETF	26,357	1,836,556
iShares Core S&P 500 ETF	2	531
Total Exchange-Traded Funds
(Cost $23,645,732)		33,094,593

MUTUAL FUNDS† - 32.8%
Guggenheim Variable Insurance Strategy Fund III[1]	348,701	8,755,888
Guggenheim Strategy Fund III[1]	204,115	5,109,005
Guggenheim Strategy Fund II1	69,746	1,744,353
Guggenheim Strategy Fund I1	39,160	980,949
Total Mutual Funds
(Cost $16,511,173)		16,590,195

MONEY MARKET FUND† - 0.3%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.46%[2]	179,174	179,174
Total Money Market Fund
(Cost $179,174)		179,174

	Face Amount
U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
1.31% due 04/19/18[3,4,5]	$400,000	399,691
Total U.S. Treasury Bills
(Cost $399,735)		399,691
Total Investments - 99.3%
(Cost $40,735,814)		$50,263,653
Other Assets & Liabilities, net - 0.7%		353,094
Total Net Assets - 100.0%		$50,616,747

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	61	Jun 2018	$7,385,765	$79,067
U.S. Treasury 2 Year Note Futures Contracts	20	Jun 2018	4,251,875	2,780
			$11,637,640	$81,847

Currency Futures Contracts Purchased†
Australian Dollar Futures Contracts	6	Jun 2018	$460,920	$(1,345)

Equity Futures Contracts Purchased†
SPI 200 Index Futures Contracts††	1	Jun 2018	$112,229	$(1,989)
FTSE 100 Index Futures Contracts	2	Jun 2018	196,170	(2,300)
CAC 40 10 Euro Index Futures Contracts	5	Apr 2018	317,829	(4,656)
S&P/TSX 60 IX Index Futures Contracts	2	Jun 2018	281,370	(6,448)
S&P MidCap 400 Index Mini Futures Contracts	2	Jun 2018	376,220	(15,106)
S&P 500 Index Mini Futures Contracts	15	Jun 2018	1,980,937	(96,283)
Russell 2000 Index Mini Futures Contracts	30	Jun 2018	2,294,850	(107,697)
MSCI EAFE Index Mini Futures Contracts	62	Jun 2018	6,198,450	(129,682)
			$11,758,055	$(364,161)

Currency Futures Contracts Sold Short†
Canadian Dollar Futures Contracts	5	Jun 2018	$388,650	$377
Japanese Yen Futures Contracts	1	Jun 2018	118,056	172
			$506,706	$549

Equity Futures Contracts Sold Short†
Hang Seng Index Futures Contracts††	1	Apr 2018	$193,580	$1,245
Nikkei 225 (CME) Index Futures Contracts	2	Jun 2018	215,250	(1,907)
			$408,830	$(662)

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of March 29, 2018.
[3]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$549	$—	$—	$—	$549
Equity Futures Contracts	—	—	—	1,245	—	1,245
Exchange-Traded Funds	33,094,593	—	—	—	—	33,094,593
Interest Rate Futures Contracts	—	81,847	—	—	—	81,847
Money Market Fund	179,174	—	—	—	—	179,174
Mutual Funds	16,590,195	—	—	—	—	16,590,195
U.S. Treasury Bills	—	—	399,691	—	—	399,691
Total Assets	$49,863,962	$82,396	$399,691	$1,245	$—	$50,347,294

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts	$—	$1,345	$—	$—	$—	$1,345
Equity Futures Contracts	—	364,079	—	1,989	—	366,068
Total Liabilities	$—	$365,424	$—	$1,989	$—	$367,413

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$975,735	$5,606	$–	$–	$(392)	$980,949	39,160	$5,597
Guggenheim Strategy Fund II	1,734,496	9,860	–	–	(3)	1,744,353	69,746	9,843
Guggenheim Strategy Fund III	3,884,546	1,222,912	–	–	1,547	5,109,005	204,115	22,789
Guggenheim Variable Insurance Strategy Fund III	8,705,430	50,477	–	–	(19)	8,755,888	348,701	50,406
	$15,300,207	$1,288,855	$–	$–	$1,133	$16,590,195		$88,635

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 98.9%
Financial - 31.1%
JPMorgan Chase & Co.	34,186	$3,759,434
Bank of America Corp.	93,808	2,813,302
Berkshire Hathaway, Inc. — Class B*	11,471	2,288,235
Citigroup, Inc.	30,067	2,029,522
Zions Bancorporation	36,235	1,910,672
Wells Fargo & Co.	31,519	1,651,911
E*TRADE Financial Corp.*	24,765	1,372,229
BB&T Corp.	24,850	1,293,194
Unum Group	26,045	1,240,002
SunTrust Banks, Inc.	16,269	1,106,943
KeyCorp	53,394	1,043,853
Wintrust Financial Corp.	9,616	827,457
Allstate Corp.	8,427	798,880
Huntington Bancshares, Inc.	49,943	754,139
Charles Schwab Corp.	14,351	749,409
Morgan Stanley	13,288	717,020
Leucadia National Corp.	31,255	710,426
T. Rowe Price Group, Inc.	6,005	648,360
Welltower, Inc. REIT	11,694	636,504
Principal Financial Group, Inc.	10,334	629,444
Piedmont Office Realty Trust, Inc. — Class A REIT	35,550	625,325
Equity Commonwealth REIT*	20,007	613,615
Liberty Property Trust REIT	14,664	582,601
Alleghany Corp.	913	560,984
Omega Healthcare Investors, Inc. REIT	19,665	531,742
Radian Group, Inc.	27,464	522,915
Assured Guaranty Ltd.	14,213	514,511
Loews Corp.	10,276	511,025
Regions Financial Corp.	25,781	479,011
Realogy Holdings Corp.	17,422	475,272
Umpqua Holdings Corp.	21,504	460,401
Prosperity Bancshares, Inc.	6,280	456,116
Alexandria Real Estate Equities, Inc. REIT	3,623	452,476
Howard Hughes Corp.*	2,937	408,625
Sun Communities, Inc. REIT	3,823	349,308
American International Group, Inc.	6,175	336,043
Cousins Properties, Inc. REIT	37,705	327,279
Federated Investors, Inc. — Class B	9,657	322,544
IBERIABANK Corp.	3,994	311,532
Pinnacle Financial Partners, Inc.	4,785	307,197
Host Hotels & Resorts, Inc. REIT	13,918	259,432
CoreCivic, Inc. REIT	13,156	256,805
National Storage Affiliates Trust REIT	9,992	250,599
Rayonier, Inc. REIT	6,647	233,841
LaSalle Hotel Properties REIT	7,771	225,437
Redwood Trust, Inc. REIT	14,379	222,443
Voya Financial, Inc.	4,302	217,251
Camden Property Trust REIT	2,492	209,777
Lexington Realty Trust REIT	24,950	196,356
Physicians Realty Trust REIT	12,116	188,646
EastGroup Properties, Inc. REIT	1,317	108,863
First Industrial Realty Trust, Inc. REIT	3,680	107,566
Seacoast Banking Corporation of Florida*	3,906	103,392
Customers Bancorp, Inc.*	3,193	93,076
Total Financial		38,802,942
Consumer, Non-cyclical - 18.1%
Pfizer, Inc.	47,521	1,686,520
Merck & Company, Inc.	29,022	1,580,828
Johnson & Johnson	11,726	1,502,687
Hormel Foods Corp.	39,668	1,361,406
Bunge Ltd.	17,188	1,270,881
Procter & Gamble Co.	13,284	1,053,155
Amgen, Inc.	5,938	1,012,310
HCA Healthcare, Inc.	7,782	754,854
Tyson Foods, Inc. — Class A	10,038	734,681
UnitedHealth Group, Inc.	3,364	719,896
Quest Diagnostics, Inc.	6,893	691,368
Zimmer Biomet Holdings, Inc.	5,953	649,115
Archer-Daniels-Midland Co.	14,589	632,725
Ingredion, Inc.	4,870	627,840
CVS Health Corp.	9,561	594,790
Express Scripts Holding Co.*	8,527	589,045
Emergent BioSolutions, Inc.*	10,316	543,137
United Therapeutics Corp.*	4,833	543,036
Humana, Inc.	1,889	507,820
Encompass Health Corp.	8,880	507,670
DaVita, Inc.*	7,079	466,789
AmerisourceBergen Corp. — Class A	5,050	435,361
Medtronic plc	4,720	378,638
Mylan N.V.*	7,849	323,143
Philip Morris International, Inc.	3,180	316,092
Eagle Pharmaceuticals, Inc.*	5,934	312,662
Premier, Inc. — Class A*	9,350	292,749
Myriad Genetics, Inc.*	9,725	287,374
JM Smucker Co.	2,020	250,500
Hostess Brands, Inc.*	16,925	250,321
Henry Schein, Inc.*	3,650	245,317
Perrigo Company plc	2,614	217,851
SP Plus Corp.*	5,711	203,312
Fresh Del Monte Produce, Inc.	4,180	189,103
Patterson Companies, Inc.	7,283	161,901
ACCO Brands Corp.	11,917	149,558
Inovio Pharmaceuticals, Inc.*	26,264	123,704
Dermira, Inc.*	14,671	117,221
Central Garden & Pet Co. — Class A*	2,918	115,582
Lannett Company, Inc.*	4,895	78,565
Smart & Final Stores, Inc.*	11,820	65,601
Total Consumer, Non-cyclical		22,545,108
Energy - 10.7%
Chevron Corp.	25,300	2,885,212
Exxon Mobil Corp.	31,395	2,342,381
Marathon Oil Corp.	81,349	1,312,159
Hess Corp.	23,124	1,170,537
Kinder Morgan, Inc.	74,160	1,116,850
Whiting Petroleum Corp.*	29,857	1,010,361
Range Resources Corp.	62,349	906,554
Diamondback Energy, Inc.*	4,599	581,866
Concho Resources, Inc.*	3,647	548,254
Rowan Companies plc — Class A*	45,411	524,043

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Energy - 10.7% (continued)
Oasis Petroleum, Inc.*	49,163	$398,220
Andeavor	3,072	308,920
WildHorse Resource Development Corp.*	6,649	126,929
MRC Global, Inc.*	6,411	105,397
Total Energy		13,337,683
Industrial - 9.2%
WestRock Co.	27,693	1,777,060
Carlisle Companies, Inc.	11,778	1,229,741
Republic Services, Inc. — Class A	12,387	820,391
Corning, Inc.	26,650	743,002
Owens Corning	9,134	734,374
Crown Holdings, Inc.*	11,334	575,200
General Electric Co.	39,991	539,079
Eaton Corporation plc	6,518	520,853
Jabil, Inc.	14,718	422,848
Crane Co.	4,519	419,092
FLIR Systems, Inc.	7,190	359,572
Timken Co.	7,189	327,818
ITT, Inc.	5,432	266,059
Honeywell International, Inc.	1,721	248,702
Celadon Group, Inc.	66,481	245,980
KLX, Inc.*	3,276	232,793
Jacobs Engineering Group, Inc.	3,594	212,585
Covenant Transportation Group, Inc. — Class A*	7,094	211,614
Greif, Inc. — Class A	3,981	208,007
Hub Group, Inc. — Class A*	4,876	204,061
Scorpio Tankers, Inc.	100,999	197,958
GasLog Ltd.	11,633	191,363
Fabrinet*	5,708	179,117
Park Electrochemical Corp.	9,743	164,072
Kirby Corp.*	1,692	130,199
TriMas Corp.*	4,731	124,189
Rexnord Corp.*	3,950	117,236
Astec Industries, Inc.	1,827	100,814
Total Industrial		11,503,779
Consumer, Cyclical - 8.3%
Lear Corp.	5,295	985,347
Walmart, Inc.	10,844	964,791
DR Horton, Inc.	21,259	931,994
Southwest Airlines Co.	15,990	915,907
PVH Corp.	4,819	729,741
JetBlue Airways Corp.*	32,233	654,975
Target Corp.	9,280	644,311
UniFirst Corp.	3,973	642,235
MGM Resorts International	14,955	523,724
Goodyear Tire & Rubber Co.	19,181	509,831
PACCAR, Inc.	7,199	476,358
Carnival Corp.	6,544	429,156
Caleres, Inc.	10,132	340,435
Lennar Corp. — Class A	5,579	328,826
American Eagle Outfitters, Inc.	15,656	312,024
GMS, Inc.*	9,873	301,719
Acushnet Holdings Corp.	9,504	219,447
Unifi, Inc.*	5,680	205,900
Movado Group, Inc.	3,618	138,931
Alaska Air Group, Inc.	1,370	84,885
Lennar Corp. — Class B	111	5,294
Total Consumer, Cyclical		10,345,831
Utilities - 7.1%
Ameren Corp.	24,035	1,361,102
OGE Energy Corp.	35,851	1,174,837
Exelon Corp.	25,408	991,166
Public Service Enterprise Group, Inc.	18,645	936,725
Edison International	10,735	683,390
Duke Energy Corp.	8,511	659,347
UGI Corp.	14,617	649,287
Pinnacle West Capital Corp.	7,141	569,852
Avista Corp.	10,450	535,563
Portland General Electric Co.	9,624	389,868
Black Hills Corp.	6,287	341,384
AES Corp.	26,885	305,682
ONE Gas, Inc.	3,529	232,985
Total Utilities		8,831,188
Technology - 5.4%
Intel Corp.	42,340	2,205,067
Qorvo, Inc.*	10,349	729,087
Xerox Corp.	25,110	722,666
Apple, Inc.	3,896	653,671
Cray, Inc.*	26,741	553,538
VMware, Inc. — Class A*	4,104	497,692
Conduent, Inc.*	19,731	367,786
Maxwell Technologies, Inc.*	46,286	274,476
QUALCOMM, Inc.	4,794	265,636
Super Micro Computer, Inc.*	14,735	250,495
Oracle Corp.	4,286	196,085
Total Technology		6,716,199
Communications - 4.9%
Cisco Systems, Inc.	44,059	1,889,691
AT&T, Inc.	23,400	834,210
Verizon Communications, Inc.	16,346	781,666
Time Warner, Inc.	6,680	631,794
Infinera Corp.*	50,058	543,630
Ciena Corp.*	19,685	509,841
Viavi Solutions, Inc.*	29,738	289,053
Oclaro, Inc.*	30,203	288,741
Finisar Corp.*	17,389	274,920
Acacia Communications, Inc.*	3,098	119,149
Total Communications		6,162,695
Basic Materials - 4.1%
Nucor Corp.	20,695	1,264,258
Reliance Steel & Aluminum Co.	13,676	1,172,580
Steel Dynamics, Inc.	14,625	646,717
DowDuPont, Inc.	10,013	637,928
Cabot Corp.	10,518	586,063
Westlake Chemical Corp.	3,815	424,037
Alcoa Corp.*	4,741	213,155
Tahoe Resources, Inc.	40,947	192,042
Total Basic Materials		5,136,780
Total Common Stocks
(Cost $100,809,937)		123,382,205

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MONEY MARKET FUND† - 1.2%
Dreyfus Treasury Prime Cash Management Fund Institutional Class 1.46%[1]	1,537,056	$1,537,056
Total Money Market Fund
(Cost $1,537,056)		1,537,056
Total Investments - 100.1%
(Cost $102,346,993)		$124,919,261
Other Assets & Liabilities, net - (0.1)%		(121,293)
Total Net Assets - 100.0%		$124,797,968

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$123,382,205	$—	$—	$123,382,205
Money Market Fund	1,537,056	—	—	1,537,056
Total Assets	$124,919,261	$—	$—	$124,919,261

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares		Value
COMMON STOCKS† - 0.6%
Energy - 0.3%
SandRidge Energy, Inc.*		14,596	$211,788
Approach Resources, Inc.*		6,367	16,618
Titan Energy LLC*		10,783	11,861
Comstock Resources, Inc.*		1	8
Total Energy			240,275
Technology - 0.3%
Aspect Software Parent, Inc.*,†††, 1, 9		35,351	173,574
Total Technology			173,574
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††		2,107	11,236
Aimia, Inc.*		5	7
Total Communications			11,243
Financial - 0.0%
Leucadia National Corp.		247	5,614
Adelphia Recovery Trust†††,1		5,270	1
Total Financial			5,615
Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*		24	237
MEDIQ, Inc.*,†††,1		92	─
Total Consumer, Non-cyclical			237
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.		1	55
Chorus Aviation, Inc.		3	19
Total Consumer, Cyclical			74
Total Common Stocks
(Cost $2,003,801)			431,018

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
U.S. Shipping Corp.*		24,529	─
Total Preferred Stocks
(Cost $625,000)			─

EXCHANGE-TRADED FUNDS† - 1.9%
SPDR Bloomberg Barclays High Yield Bond ETF		26,350	944,648
iShares iBoxx $ High Yield Corporate Bond ETF		4,500	385,380
Total Exchange-Traded Funds
(Cost $1,372,954)			1,330,028

MONEY MARKET FUND† - 1.5%
Dreyfus Treasury Securities Cash Management Institutional Shares 1.46%[2]		1,030,113	1,030,113
Total Money Market Fund
(Cost $1,030,113)			1,030,113

		Face Amount~
CORPORATE BONDS†† - 84.8%
Communications - 19.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/27[4]		1,100,000	1,044,340
5.00% due 02/01/28[4]		850,000	796,875
MDC Partners, Inc.
6.50% due 05/01/24[3,4]		1,475,000	1,434,438
SFR Group S.A.
7.38% due 05/01/26[3,4]		1,175,000	1,119,188
6.00% due 05/15/22[4]		200,000	195,496
EIG Investors Corp.
10.88% due 02/01/24		1,000,000	1,090,830
DISH DBS Corp.
5.88% due 11/15/24[3]		1,000,000	891,250
7.75% due 07/01/26		125,000	117,219
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[4]		1,050,000	1,003,821
Cengage Learning, Inc.
9.50% due 06/15/24[4]		1,175,000	901,812
CSC Holdings LLC
5.25% due 06/01/24		650,000	618,312
5.50% due 04/15/27[4]		150,000	143,625
Level 3 Financing, Inc.
5.25% due 03/15/26		250,000	235,625
5.38% due 01/15/24		200,000	194,876
5.38% due 08/15/22		150,000	150,000
5.38% due 05/01/25		100,000	97,000
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP	450,000	624,399
Inmarsat Finance plc
4.88% due 05/15/22[4]		625,000	607,812
UPCB Finance VII Ltd.
3.62% due 06/15/29	EUR	450,000	539,391
Telenet Finance Lux Note
3.50% due 03/01/28	EUR	400,000	482,520
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[4]		350,000	342,125
Charter Communications Operating LLC
4.20% due 03/15/28		225,000	215,377
Ziggo Bond Finance BV
5.88% due 01/15/25[4]		200,000	189,000
Ziggo Secured Finance BV
5.50% due 01/15/27[4]		200,000	187,942
Total Communications			13,223,273
Financial - 15.4%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[4]		655,000	661,550
7.50% due 04/15/21[4]		400,000	404,500
6.88% due 04/15/22[4]		400,000	396,000
7.25% due 08/15/24[4]		400,000	394,760
FBM Finance, Inc.
8.25% due 08/15/21[3,4]		1,075,000	1,123,375
Kennedy-Wilson, Inc.
5.88% due 04/01/24		1,045,000	1,035,856
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		700,000	701,750
Citigroup, Inc.
6.30% [5,6]		650,000	678,437

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount~		Value
CORPORATE BONDS†† - 84.8% (continued)
Financial - 15.4% (continued)
Quicken Loans, Inc.
5.25% due 01/15/28[4]		650,000	607,750
Hunt Companies, Inc.
6.25% due 02/15/26[4]		575,000	555,088
GEO Group, Inc.
6.00% due 04/15/26		250,000	244,375
5.88% due 10/15/24		200,000	198,000
Wilton Re Finance LLC
5.88% due 03/30/33[4,6]		400,000	419,000
CoreCivic, Inc.
4.75% due 10/15/27		400,000	376,000
Greystar Real Estate Partners LLC
5.75% due 12/01/25[4]		375,000	374,062
American Equity Investment Life Holding Co.
5.00% due 06/15/27		350,000	354,729
EPR Properties
5.75% due 08/15/22		300,000	320,526
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[4]		300,000	306,750
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88% due 06/01/20[4]		300,000	303,750
Goldman Sachs Group, Inc.
5.30%[5,6]		250,000	250,625
NFP Corp.
6.88% due 07/15/25[4]		250,000	248,125
USIS Merger Sub, Inc.
6.88% due 05/01/25[4]		225,000	225,000
Assurant, Inc.
7.00% due 03/27/48[6]		200,000	204,447
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[4]		180,000	182,025
iStar, Inc.
5.25% due 09/15/22		85,000	82,238
CIT Group, Inc.
6.13% due 03/09/28		50,000	51,875
Total Financial			10,700,593
Energy - 14.2%
Unit Corp.
6.63% due 05/15/21[3]		1,225,000	1,225,000
American Midstream Partners LP / American Midstream Finance Corp.
8.50% due 12/15/21[4]		980,000	987,350
Legacy Reserves LP / Legacy Reserves Finance Corp.
6.63% due 12/01/21		625,000	456,250
8.00% due 12/01/20		505,000	407,788
Exterran Energy Solutions LP / EES Finance Corp.
8.13% due 05/01/25[4]		675,000	715,500
CNX Resources Corp.
8.00% due 04/01/23		450,000	477,000
5.88% due 04/15/22		200,000	201,250
Covey Park Energy LLC / Covey Park Finance Corp.
7.50% due 05/15/25[4]		650,000	643,500
Moss Creek Resources Holdings, Inc.
7.50% due 01/15/26[4]		550,000	554,648
PDC Energy, Inc.
5.75% due 05/15/26[4]		450,000	442,125
6.13% due 09/15/24		50,000	51,000
Gibson Energy, Inc.
5.25% due 07/15/24[4]	CAD	600,000	466,905
Comstock Resources, Inc.
10.00% due 03/15/20		400,000	411,000
Indigo Natural Resources LLC
6.88% due 02/15/26[4]		400,000	377,000
Parkland Fuel Corp.
6.00% due 04/01/26[4]		350,000	351,750
Pattern Energy Group, Inc.
5.88% due 02/01/24[4]		325,000	332,313
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25		275,000	261,938
Callon Petroleum Co.
6.13% due 10/01/24		250,000	255,700
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25		200,000	209,250
SRC Energy, Inc.
6.25% due 12/01/25[4]		200,000	200,500
QEP Resources, Inc.
5.38% due 10/01/22		200,000	199,750
NuStar Logistics, LP
5.63% due 04/28/27		150,000	145,500
Trinidad Drilling Ltd.
6.63% due 02/15/25[4]		150,000	139,875
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp.
7.88% due 12/15/24		117,000	121,826
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 02/15/25[4]		110,000	73,425
9.38% due 05/01/24[4]		43,000	30,584
Murphy Oil Corp.
5.75% due 08/15/25		100,000	98,500
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[7,11]		173,733	21,282

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount~		Value
CORPORATE BONDS†† - 84.8% (continued)
Energy - 14.2% (continued)
BreitBurn Energy Partners LP / BreitBurn Finance Corp.
7.88% due 04/15/22[7]		750,000	$4,687
8.63% due 10/15/20[7]		250,000	1,562
Total Energy			9,864,758
Consumer, Non-cyclical - 11.5%
Vector Group Ltd.
6.13% due 02/01/25[4]		1,450,000	1,450,000
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[4]		950,000	990,375
5.50% due 11/01/25[4]		200,000	194,700
6.50% due 03/15/22[4]		150,000	154,875
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22		900,000	922,500
Midas Intermediate Holdco II LLC
7.88% due 10/01/22[4]		725,000	726,812
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[4]		660,000	613,800
Post Holdings, Inc.
5.63% due 01/15/28[4]		500,000	477,500
Albertsons Companies LLC / Safeway Inc.
6.63% due 06/15/24		300,000	268,875
5.75% due 03/15/25		150,000	127,920
Avantor, Inc.
6.00% due 10/01/24[4]		200,000	199,000
4.75% due 10/01/24	EUR	100,000	122,144
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88% due 10/15/24[4]		300,000	295,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[4]		300,000	293,250
Hologic, Inc.
4.63% due 02/01/28[4]		250,000	240,000
Beverages & More, Inc.
11.50% due 06/15/22[4]		250,000	230,000
Acadia Healthcare Company, Inc.
6.50% due 03/01/24		200,000	208,000
Endo Finance LLC / Endo Finco, Inc.
5.38% due 01/15/23[4]		125,000	94,688
7.25% due 01/15/22[4]		75,000	65,062
Central Garden & Pet Co.
5.13% due 02/01/28		150,000	142,500
TreeHouse Foods, Inc.
6.00% due 02/15/24[4]		100,000	100,625
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[4]		50,000	49,625
Total Consumer, Non-cyclical			7,967,751
Consumer, Cyclical - 9.7%
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[4]		650,000	650,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[4]		550,000	552,750
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27[3]		375,000	369,412
5.88% due 11/15/26[3]		150,000	147,375
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22		500,000	473,750
Carrols Restaurant Group, Inc.
8.00% due 05/01/22		450,000	468,000
Nathan's Famous, Inc.
6.63% due 11/01/25[4]		450,000	452,250
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[3]		450,000	409,500
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24		350,000	336,875
VOC Escrow Ltd.
5.00% due 02/15/28[4]		350,000	332,500
Delphi Technologies plc
5.00% due 10/01/25[4]		340,000	325,975
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27		300,000	284,250
Titan International, Inc.
6.50% due 11/30/23[4]		250,000	257,500
Tesla, Inc.
5.30% due 08/15/25[4]		275,000	239,938
L Brands, Inc.
7.60% due 07/15/37		175,000	174,562
6.75% due 07/01/36		50,000	48,000
Williams Scotsman International, Inc.
7.88% due 12/15/22[4]		210,000	217,219
Wyndham Hotels & Resorts, Inc.
5.38% due 04/15/26[4]		200,000	202,000
PetSmart, Inc.
5.88% due 06/01/25[4]		275,000	198,688
Lennar Corp.
5.00% due 06/15/27[4]		170,000	165,750
Mattel, Inc.
6.75% due 12/31/25[4]		134,000	130,985
Wabash National Corp.
5.50% due 10/01/25[4]		115,000	112,125

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount~		Value
CORPORATE BONDS†† - 84.8% (continued)
Consumer, Cyclical - 9.7% (continued)
Allison Transmission, Inc.
4.75% due 10/01/27[4]		100,000	$94,250
Beacon Escrow Corp.
4.88% due 11/01/25[4]		95,000	90,487
Total Consumer, Cyclical			6,734,141
Industrial - 6.7%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[4]		1,050,000	1,102,500
Novelis Corp.
5.88% due 09/30/26[4]		700,000	686,000
Standard Industries, Inc.
4.75% due 01/15/28[4]		700,000	658,665
Cleaver-Brooks, Inc.
7.88% due 03/01/23[4]		400,000	415,500
Tutor Perini Corp.
6.88% due 05/01/25[4]		339,000	349,170
LKQ European Holdings BV
4.12% due 04/01/28	EUR	250,000	307,881
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[4]		220,000	238,975
Jeld-Wen, Inc.
4.88% due 12/15/27[4]		250,000	236,250
Berry Global, Inc.
4.50% due 02/15/26[4]		200,000	189,250
Itron, Inc.
5.00% due 01/15/26[4]		150,000	147,795
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[4]		125,000	132,969
Wrangler Buyer Corp.
6.00% due 10/01/25[4]		80,000	78,600
New Enterprise Stone & Lime Company, Inc.
6.25% due 03/15/26[4]		75,000	75,094
Kratos Defense & Security Solutions, Inc.
6.50% due 11/30/25[4]		50,000	51,750
Total Industrial			4,670,399
Utilities - 4.1%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3,4]		1,325,000	1,361,438
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.63% due 05/20/24[3]		500,000	496,875
5.75% due 05/20/27		350,000	334,687
Terraform Global Operating LLC
6.13% due 03/01/26[4]		425,000	428,188
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25		200,000	193,000
Total Utilities			2,814,188
Basic Materials - 3.4%
Eldorado Gold Corp.
6.13% due 12/15/20[3,4]		1,290,000	1,225,500
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[4]		400,000	415,000
Clearwater Paper Corp.
5.38% due 02/01/25[4]		225,000	213,750
4.50% due 02/01/23		150,000	144,000
Yamana Gold, Inc.
4.95% due 07/15/24		300,000	308,625
Mirabela Nickel Ltd.
9.50% due 06/24/19[7]		390,085	83,868
Total Basic Materials			2,390,743
Technology - 0.7%
Microsoft Corp.
4.20% due 11/03/35		200,000	214,336
CDK Global, Inc.
4.88% due 06/01/27[4]		150,000	144,375
Ascend Learning LLC
6.88% due 08/01/25[4]		100,000	102,750
Total Technology			461,461
Total Corporate Bonds
(Cost $61,409,140)			58,827,307

SENIOR FLOATING RATE INTERESTS††,10 - 22.9%
Industrial - 6.1%
Pregis Holding I Corp.
5.80% (1 Month USD LIBOR + 3.50%) due 05/20/21		629,450	629,973
Zodiac Pool Solutions LLC
due 12/20/23[8]		376,874	377,112
Travelport Finance (Luxembourg) S.A.R.L.
4.40% (3 Month USD LIBOR + 2.50%) due 03/17/25		350,000	350,612
CPG International LLC
5.59% (3 Month USD LIBOR + 3.75%) due 05/05/24		347,375	349,834
ProAmpac PG Borrower LLC
5.30% (1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%) due 11/20/23		277,548	279,422
Hardware Holdings LLC
8.38% (1 Month USD LIBOR + 6.50%) due 03/30/20		280,875	272,449
Dimora Brands, Inc.
5.38% (3 Month USD LIBOR + 3.50%) due 08/24/24		249,375	249,375
Resource Label Group LLC
10.80% (1 Month USD LIBOR + 8.50%) due 11/26/23		250,000	247,500
Advanced Integration Technology LP
6.73% (3 Month USD LIBOR + 4.75%) due 04/03/23		244,074	245,294
Diversitech Holdings, Inc.
9.81% (3 Month USD LIBOR + 7.50%) due 06/02/25		200,000	201,500

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 22.9% (continued)
Industrial - 6.1% (continued)
Filtration Group Corp.
3.25% (3 Month USD LIBOR + 3.00%) due 03/27/25	200,000	$200,500
Arctic Long Carriers
6.38% (3 Month USD LIBOR + 4.50%) due 05/18/23	198,500	199,989
Imagine Print Solutions LLC
7.06% (3 Month USD LIBOR + 4.75%) due 06/21/22	198,000	184,140
ILPEA Parent, Inc.
6.63% (1 Month USD LIBOR + 4.75%) due 03/02/23	171,311	172,168
Argo Merchants
6.05% (1 Month USD LIBOR + 3.75%) due 12/06/24	149,635	150,571
Titan Acquisition Ltd. (Husky)
3.25% (3 Month USD LIBOR + 3.00%%) due 03/15/25	150,000	149,770
Total Industrial		4,260,209
Consumer, Non-cyclical - 5.5%
IHC Holding Corp.
8.74% (3 Month USD LIBOR + 6.75%) due 04/30/21†††,1	522,029	517,997
Reddy Ice Holdings, Inc.
11.20% (3 Month USD LIBOR + 9.50%) due 11/01/19	530,000	493,340
NES Global Talent
7.27% (3 Month USD LIBOR + 5.50%) due 10/03/19	492,114	484,732
Equian LLC
5.15% (3 Month USD LIBOR + 3.25%) due 05/20/24	397,748	399,570
Immucor, Inc.
7.30% (3 Month USD LIBOR + 5.00%) due 06/15/21	348,250	356,086
Endo Luxembourg Finance Co.
6.19% (3 Month USD LIBOR + 4.25%) due 04/29/24	347,375	346,361
CTI Foods Holding Co. LLC
9.13% (3 Month USD LIBOR + 7.25%) due 06/28/21	300,000	222,000
Arctic Glacier Group Holdings, Inc.
5.38% (3 Month USD LIBOR + 3.50%) due 03/20/24	198,500	200,050
JBS USA Lux SA
4.68% (1 Month USD LIBOR + 2.50%) and (Commercial Prime Lending Rate + 2.50%) due 10/30/22	198,500	197,797
Avantor, Inc.
5.88% (3 Month USD LIBOR + 4.00%) due 11/21/24	149,625	151,153
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
4.50% (3 Month USD LIBOR + 4.25%) due 03/22/25	150,000	150,000
Lineage Logistics LLC
4.88% (3 Month USD LIBOR + 3.00%) due 02/16/25	150,000	149,562

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 22.9% (continued)
Consumer, Non-cyclical - 5.5% (continued)
Give and Go Prepared Foods Corp.
6.19% (3 Month USD LIBOR + 4.25%) due 07/29/23	129,350	$129,997
Total Consumer, Non-cyclical		3,798,645
Consumer, Cyclical - 4.1%
BBB Industries, LLC
6.38% (1 Month USD LIBOR + 4.50%) due 11/03/21	284,091	286,222
5.65% (3 Month USD LIBOR + 4.00%) due 11/04/19†††,1	298,929	285,572
Acosta, Inc.
5.30% (2 Month USD LIBOR + 3.25%) and (Commercial Prime Lending Rate + 2.25%) due 09/26/19	377,778	315,698
5.40% (3 Month LIBOR + 3.25%) and (Commercial Prime Lending Rate + 4.75%) due 09/26/19	111,111	92,852
Mavis Tire Express Services Corp.
5.07% (3 Month USD LIBOR + 3.25%) due 02/28/25	344,801	344,801
Truck Hero, Inc.
6.22% (3 Month USD LIBOR + 4.00%) due 04/22/24	283,012	284,285
Crown Finance US, Inc.
4.38% (1 Month USD LIBOR + 2.50%) due 02/28/25	250,000	249,575
Blue Nile, Inc.
8.80% (1 Month USD LIBOR + 6.50%) due 02/17/23	216,563	217,645
Leslie's Poolmart, Inc.
5.28% (3 Month USD LIBOR + 3.50%) due 08/16/23	211,969	213,294
Learning Care Group (US), Inc.
5.11% (1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%) due 03/13/25	150,000	151,125
EG Finco Ltd.
4.00% (3 Month USD LIBOR + 2.00%) due 02/07/25	150,000	149,588
Belk, Inc.
6.46% (3 Month USD LIBOR + 4.75%) due 12/12/22	156,271	135,174
Sears Roebuck Acceptance Corp.
6.20% (1 Month USD LIBOR + 4.50%) due 01/20/19	101,444	100,768
Total Consumer, Cyclical		2,826,599
Technology - 3.5%
Misys Ltd.
5.48% (1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%) due 06/13/24	547,250	546,500
Masergy Holdings, Inc.
5.55% (3 Month USD LIBOR + 3.25%) due 12/15/23	528,911	529,572
Planview, Inc.
7.13% (3 Month USD LIBOR + 5.25%) due 01/27/23†††,1	346,500	343,242
SS&C Technologies, Inc.
2.50% (3 Month USD LIBOR + 2.50%) due 02/27/25	147,413	148,073
2.50% (3 Month USD LIBOR + 2.50%) due 02/28/25	52,587	52,823
Advanced Computer Software
11.37% (3 Month USD LIBOR + 9.50%) due 01/31/23	200,000	196,000
EIG Investors Corp.
5.96% (1 Month USD LIBOR + 4.00%) due 02/09/23	193,836	195,047
AVSC Holding Corp.
5.10% (3 Month USD LIBOR + 3.25%) due 03/03/25	150,000	150,329
Project Alpha (Qlik)
5.04% (3 Month USD LIBOR + 3.50%) due 04/26/24	139,100	137,129
OEConnection LLC
6.46% (3 Month USD LIBOR + 4.00%) and (Commercial Prime Lending Rate + 3.00%) due 11/22/24	100,000	100,375

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 22.9% (continued)
Technology - 3.5% (continued)
Aspect Software, Inc.
12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20[9]	14,277	$14,214
Total Technology		2,413,304
Communications - 2.0%
Anaren, Inc.
10.55% (3 Month USD LIBOR + 8.25%) due 08/18/21	500,000	500,000
Cengage Learning Acquisitions, Inc.
6.04% (3 Month USD LIBOR + 4.25%) due 06/07/23	489,347	444,415
Mcgraw-Hill Global Education Holdings LLC
5.88% (1 Month USD LIBOR + 4.00%) due 05/04/22	248,106	244,818
Neustar, Inc.
5.38% (1 Month USD LIBOR + 3.50%) due 08/08/24	174,226	174,735
Total Communications		1,363,968
Utilities - 0.9%
Invenergy Thermal Operating I, LLC
7.80% (3 Month USD LIBOR + 5.50%) due 10/19/22	365,149	345,978
Exgen Texas Power LLC
3.22% (1 Month USD LIBOR + 4.75%) due 09/18/21	399,894	243,767
Viva Alamo LLC
due 02/22/21[8]	55,871	55,365
Total Utilities		645,110
Financial - 0.5%
York Risk Services
5.63% (1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%) due 10/01/21	367,619	359,348
Basic Materials - 0.3%
ASP Chromaflo Dutch I B.V.
5.38% (1 Month USD LIBOR + 3.50%) due 11/20/23	111,642	112,340
ASP Chromaflo Intermediate Holdings, Inc.
5.38% (1 Month USD LIBOR + 3.50%) due 11/20/23	85,858	86,394
Total Basic Materials		198,734
Total Senior Floating Rate Interests
(Cost $16,052,355)		15,865,917
Total Investments - 111.7%
(Cost $82,493,363)		$77,484,383
Other Assets & Liabilities, net - (11.7)%		(8,135,198)
Total Net Assets - 100.0%		$69,349,185

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 29, 2018	Net Unrealized Appreciation/ Depreciation
BofA Merrill Lynch	1,139,000	EUR	04/10/18	$1,406,015	$1,402,286	$3,729
J.P. Morgan Chase & Co.	607,000	CAD	04/10/18	469,137	471,272	(2,135)
Barclays	461,000	GBP	04/10/18	638,023	647,034	(9,011)
						$(7,417)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $1,320,386, (cost $2,087,400) or 1.9% of total net assets.
[2]	Rate indicated is the 7 day yield as of March 29, 2018.
[3]	All or a portion of these securities have been physically segregated or earmarked in connection with reverse repurchase agreements and/or unfunded loan commitments. As of March 29, 2018 the total market value of segregated or earmarked securities was $9,701,697.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $37,935,432 (cost $38,829,785), or 54.7% of total net assets.
[5]	Perpetual maturity.
[6]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[7]	Security is in default of interest and/or principal obligations.
[8]	Term loan interests in the Fund's portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

[9]	Affiliated issuer.
[10]	Variable rate security. Rate indicated is rate effective March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[11]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $21,282 (cost $111,437), or 0.0% of total net assets – See Note 6.

plc — Public Limited Company

LIBOR — London Interbank Offered Rate

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$246,207	$—	$11,236	$—	$173,575	**	$431,018
Corporate Bonds	—	—	58,827,307	—	—		58,827,307
Forward Foreign Currency Exchange Contracts	—	—	—	3,729	—		3,729
Exchange-Traded Funds	1,330,028	—	—	—	—		1,330,028
Money Market Fund	1,030,113	—	—	—	—		1,030,113
Preferred Stocks	—	—	—	—	—	**	—	**
Senior Floating Rate Interests	—	—	14,719,106	—	1,146,811		15,865,917
Total Assets	$2,606,348	$—	$73,557,649	$3,729	$1,320,386		$77,488,112

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Forward Foreign Currency Exchange Contracts	$—	$—	$—	$11,146	$—		$11,146
Unfunded Loan Commitments	—	—		—	178,540	**	178,540
Total Liabilities	$—	$—	$—	$11,146	$178,540		$189,686

*	Other financial instruments include forward foreign currency exchange contracts which are reported as unrealized gain/loss at period end.
**	Includes securities with a market value of $0.

The Fund may hold assets and /or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $8,356,581 are categorized as Level 2 within the disclosure hierarchy.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Level 3	Valuation Technique	Unobservable Inputs	Input Values	Weighted Average
Common Stocks	$173,575	Enterprise Value	Valuation Multiple	7.6x	7.6x
Senior Floating Rate Interests	861,239	Yield Analysis	Yield	6.5%-8.1%	7.4%
Senior Floating Rate Interests	285,572	Model Price	Purchase Price	-	-
Total	$1,320,386

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, the Fund had securities with a total value of $0 transfer out of level 2 into level 3 due to changes in the securities valuation methods based on availability of vendor prices, and securities with a total value of $408,550 transferred out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 29, 2018:

	Assets					Liabilities
	Senior Floating Rate Interests	Common Stocks	Preferred Stocks		Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,239,189	$228,015	$—		$2,467,204	$(186,495)
Purchases/Receipts	—	—	—		—	—
Sales, maturities and paydowns/Fundings	—	—	—		—	—
Total realized gains or losses included in earnings	—	—	—		—	—
Total change in unrealized gains or losses included in earnings	(683,828)	(54,440)	—		(738,268)	7,955
Transfers into Level 3	-	—	—		—	—
Transfers out of Level 3	(408,550)	—	—		(408,550)	—
Ending Balance	$1,146,811	$173,575	$—	**	$1,320,386	$(178,540)
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 29, 2018	$26,798	$(54,440)	$(25,756)		$(53,398)	$(28,002)

**	Includes securities with a market value of $0.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Common Stocks
Aspect Software Parent, Inc.[1,2]	$228,015	$—	$—	$—	$(54,441)	$173,574	35,351	$—
Senior Floating Rate Interests
Aspect Software, Inc. 12.38% (1 Month USD LIBOR + 10.50%) due 05/25/20[3]	14,155	—	(93)	—	152	14,214	14,277	435
	$242,170	$—	$(93)	$—	$(54,289)	$187,788		$435

[1]	Non-income producing security.
[2]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $1,320,386, (cost $2,087,400) or 1.9% of total net assets.
[3]	Variable rate security. Rate indicated is rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 94.1%
Financial - 36.4%
Berkshire Hills Bancorp, Inc.	40,563	$1,539,366
Fulton Financial Corp.	83,819	1,487,787
Wintrust Financial Corp.	16,498	1,419,653
First Citizens BancShares, Inc. — Class A	3,395	1,402,950
Cathay General Bancorp	33,262	1,329,815
Umpqua Holdings Corp.	60,085	1,286,420
BancorpSouth Bank	37,653	1,197,365
Federal Agricultural Mortgage Corp. — Class C	13,178	1,146,749
Hanmi Financial Corp.	36,164	1,112,043
Argo Group International Holdings Ltd.	19,063	1,094,216
Radian Group, Inc.	56,743	1,080,387
Trustmark Corp.	31,926	994,814
Investors Bancorp, Inc.	72,270	985,763
TriCo Bancshares	26,062	970,027
Beneficial Bancorp, Inc.	61,603	957,927
Redwood Trust, Inc. REIT	59,391	918,779
Hersha Hospitality Trust REIT	44,987	805,267
MBIA, Inc.*	86,189	798,110
Valley National Bancorp	62,104	773,816
Flagstar Bancorp, Inc.*	21,385	757,029
Tier REIT, Inc.	37,554	693,998
Hancock Holding Co.	13,391	692,315
Invesco Mortgage Capital, Inc. REIT	41,673	682,604
RLJ Lodging Trust REIT	34,535	671,360
iStar, Inc. REIT*	61,544	625,902
Hilltop Holdings, Inc.	26,511	621,948
Cousins Properties, Inc. REIT	70,595	612,765
Old National Bancorp	34,720	586,768
Sunstone Hotel Investors, Inc. REIT	36,027	548,331
LaSalle Hotel Properties REIT	18,258	529,665
MB Financial, Inc.	12,239	495,435
Cohen & Steers, Inc.	11,748	477,674
Equity Commonwealth REIT*	15,165	465,111
Cowen, Inc. — Class A*	35,038	462,502
Summit Hotel Properties, Inc. REIT	33,928	461,760
Stifel Financial Corp.	7,447	441,086
Lexington Realty Trust REIT	54,490	428,836
Physicians Realty Trust REIT	26,828	417,712
Washington Federal, Inc.	11,976	414,369
IBERIABANK Corp.	5,194	405,132
1st Source Corp.	7,694	389,470
Genworth Financial, Inc. — Class A*	133,112	376,707
Customers Bancorp, Inc.*	12,007	350,004
ARMOUR Residential REIT, Inc.	10,879	253,263
Total Financial		34,163,000
Industrial - 13.0%
Louisiana-Pacific Corp.	36,111	1,038,913
Plexus Corp.*	16,317	974,614
GATX Corp.	13,553	928,245
Trinseo S.A.	12,422	919,849
Marten Transport Ltd.	39,576	902,333
TriMas Corp.*	29,013	761,591
Crane Co.	7,542	699,445
Sanmina Corp.*	25,838	675,664
KEMET Corp.*	33,134	600,720
Worthington Industries, Inc.	13,539	581,094
ITT, Inc.	11,807	578,307
Methode Electronics, Inc.	14,564	569,452
GasLog Ltd.	32,163	529,081
Greenbrier Companies, Inc.	10,038	504,409
Matson, Inc.	16,803	481,238
Esterline Technologies Corp.*	6,185	452,433
Argan, Inc.	9,946	427,181
Apogee Enterprises, Inc.	9,433	408,921
Scorpio Tankers, Inc.	113,782	223,013
Total Industrial		12,256,503
Consumer, Cyclical - 12.8%
UniFirst Corp.	9,177	1,483,462
International Speedway Corp. — Class A	28,170	1,242,297
Hawaiian Holdings, Inc.	31,608	1,223,230
Wabash National Corp.	52,429	1,091,048
Tenneco, Inc.	17,373	953,256
Meritage Homes Corp.*	20,427	924,322
MDC Holdings, Inc.	31,540	880,597
Cooper Tire & Rubber Co.	26,823	785,914
Unifi, Inc.*	16,961	614,836
Asbury Automotive Group, Inc.*	8,724	588,870
Century Communities, Inc.*	19,175	574,291
La-Z-Boy, Inc.	14,764	442,182
Deckers Outdoor Corp.*	3,837	345,445
Caleres, Inc.	10,184	342,182
Cheesecake Factory, Inc.	6,624	319,409
DSW, Inc. — Class A	9,988	224,331
Total Consumer, Cyclical		12,035,672
Consumer, Non-cyclical - 9.8%
Encompass Health Corp.	14,520	830,108
Fresh Del Monte Produce, Inc.	16,766	758,494
Lannett Company, Inc.*	46,372	744,270
Emergent BioSolutions, Inc.*	14,020	738,153
AMN Healthcare Services, Inc.*	12,858	729,691
Innoviva, Inc.*	38,050	634,293
Dean Foods Co.	70,077	604,064
FTI Consulting, Inc.*	12,341	597,428
Carriage Services, Inc. — Class A	21,530	595,520
Premier, Inc. — Class A*	17,390	544,481
Navigant Consulting, Inc.*	28,245	543,434
AMAG Pharmaceuticals, Inc.*	26,186	527,648
Cambrex Corp.*	9,060	473,838
Universal Corp.	6,932	336,202
Boston Beer Company, Inc. — Class A*	1,539	290,948
Community Health Systems, Inc.*	60,830	240,887
Total Consumer, Non-cyclical		9,189,459
Utilities - 9.1%
Avista Corp.	38,357	1,965,796
Portland General Electric Co.	35,609	1,442,521
Spire, Inc.	19,285	1,394,305
PNM Resources, Inc.	31,535	1,206,214
Black Hills Corp.	17,849	969,201
ONE Gas, Inc.	10,744	709,319
ALLETE, Inc.	6,984	504,594

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 94.1% (continued)
Utilities - 9.1% (continued)
Southwest Gas Holdings, Inc.	5,057	$342,005
Total Utilities		8,533,955
Communications - 4.8%
Viavi Solutions, Inc.*	128,107	1,245,200
Ciena Corp.*	31,730	821,807
Infinera Corp.*	59,673	648,049
NeoPhotonics Corp.*	84,384	578,030
Scholastic Corp.	12,352	479,752
InterDigital, Inc.	5,809	427,542
Finisar Corp.*	17,505	276,754
Total Communications		4,477,134
Energy - 4.4%
Rowan Companies plc — Class A*	88,728	1,023,921
Delek US Holdings, Inc.	21,535	876,474
Oasis Petroleum, Inc.*	94,957	769,152
Laredo Petroleum, Inc.*	55,839	486,358
MRC Global, Inc.*	26,118	429,380
Oceaneering International, Inc.	19,370	359,120
Gulfport Energy Corp.*	24,623	237,612
Total Energy		4,182,017
Technology - 2.6%
ManTech International Corp. — Class A	10,317	572,284
Photronics, Inc.*	65,632	541,464
Cray, Inc.*	26,117	540,622
MicroStrategy, Inc. — Class A*	3,902	503,319
InnerWorkings, Inc.*	27,332	247,354
Total Technology		2,405,043
Basic Materials - 1.2%
Kaiser Aluminum Corp.	11,448	1,155,103
Total Common Stocks
(Cost $79,915,173)		88,397,886

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,3	116,667	34
Total Convertible Preferred Stocks
(Cost $111,410)		34

EXCHANGE-TRADED FUNDS† - 3.0%
iShares Russell 2000 Value ETF	22,911	2,792,393
Total Exchange-Traded Funds
(Cost $2,808,743)		2,792,393

MONEY MARKET FUND† - 2.8%
Dreyfus Treasury Prime Cash Management Fund Institutional Class 1.46%[2]	2,600,834	2,600,834
Total Money Market Fund
(Cost $2,600,834)		2,600,834
Total Investments - 99.9%
(Cost $85,436,160)		$93,791,147
Other Assets & Liabilities, net - 0.1%		120,658
Total Net Assets - 100.0%		$93,911,805

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7 day yield as of March 29, 2018.
[3]	Security was fair valued by the valuation committee at March 29, 2018. The total market value of fair valued securities amounts to $34 (cost $111,410) or 0.0% of total net assets.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$88,397,886	$—	$—	$88,397,886
Convertible Preferred Stocks	—	—	34	34
Exchanged Traded Funds	2,792,393	—	—	2,792,393
Money Market Fund	2,600,834	—	—	2,600,834
Total Assets	$93,791,113	$—	$34	$93,791,147

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 97.8%
Financial - 30.9%
Zions Bancorporation	122,173	$6,442,182
KeyCorp	289,591	5,661,504
E*TRADE Financial Corp.*	83,526	4,628,175
Wintrust Financial Corp.	52,885	4,550,754
Huntington Bancshares, Inc.	282,527	4,266,158
Unum Group	75,184	3,579,510
Radian Group, Inc.	166,959	3,178,899
Alleghany Corp.	5,076	3,118,898
Equity Commonwealth REIT*	100,532	3,083,316
Alexandria Real Estate Equities, Inc. REIT	21,847	2,728,472
Umpqua Holdings Corp.	127,103	2,721,275
Prosperity Bancshares, Inc.	36,177	2,627,536
Howard Hughes Corp.*	18,563	2,582,670
Sun Communities, Inc. REIT	23,698	2,165,286
Cousins Properties, Inc. REIT	216,182	1,876,460
IBERIABANK Corp.	22,009	1,716,702
Pinnacle Financial Partners, Inc.	26,446	1,697,833
National Storage Affiliates Trust REIT	59,234	1,485,589
CoreCivic, Inc. REIT	72,850	1,422,032
Redwood Trust, Inc. REIT	84,906	1,313,496
LaSalle Hotel Properties REIT	41,035	1,190,425
Customers Bancorp, Inc.*	39,963	1,164,922
Camden Property Trust REIT	13,652	1,149,225
Voya Financial, Inc.	22,755	1,149,128
Federal Agricultural Mortgage Corp. — Class C	12,634	1,099,411
Lexington Realty Trust REIT	135,179	1,063,859
Piedmont Office Realty Trust, Inc. — Class A REIT	60,325	1,061,117
Physicians Realty Trust REIT	66,577	1,036,604
EastGroup Properties, Inc. REIT	7,168	592,507
First Industrial Realty Trust, Inc. REIT	20,018	585,126
Seacoast Banking Corporation of Florida*	21,166	560,264
Total Financial		71,499,335
Industrial - 12.4%
Carlisle Companies, Inc.	32,224	3,364,508
FLIR Systems, Inc.	49,402	2,470,594
Crane Co.	24,950	2,313,863
WestRock Co.	35,905	2,304,024
Gentex Corp.	66,420	1,528,988
ITT, Inc.	30,896	1,513,286
Celadon Group, Inc.	350,970	1,298,589
KLX, Inc.*	17,054	1,211,857
Oshkosh Corp.	14,887	1,150,318
Covenant Transportation Group, Inc. — Class A*	37,341	1,113,882
Jacobs Engineering Group, Inc.	18,711	1,106,756
Scorpio Tankers, Inc.	564,402	1,106,228
Greif, Inc. — Class A	20,598	1,076,245
Hub Group, Inc. — Class A*	25,383	1,062,278
GasLog Ltd.	62,120	1,021,874
Fabrinet*	30,841	967,791
Park Electrochemical Corp.	53,500	900,940
Kirby Corp.*	9,262	712,711
TriMas Corp.*	26,107	685,309
Rexnord Corp.*	21,193	629,008
Valmont Industries, Inc.	3,973	581,250
Astec Industries, Inc.	9,826	542,199
Total Industrial		28,662,498
Consumer, Non-cyclical - 12.0%
Ingredion, Inc.	26,537	3,421,150
Hormel Foods Corp.	87,148	2,990,919
Emergent BioSolutions, Inc.*	56,420	2,970,513
Bunge Ltd.	39,583	2,926,767
Premier, Inc. — Class A*	62,766	1,965,203
Encompass Health Corp.	31,356	1,792,622
Eagle Pharmaceuticals, Inc.*	32,463	1,710,476
Myriad Genetics, Inc.*	56,442	1,667,861
Hostess Brands, Inc.*	88,201	1,304,493
Perrigo Company plc	14,218	1,184,928
SP Plus Corp.*	30,957	1,102,069
Fresh Del Monte Produce, Inc.	23,911	1,081,734
ACCO Brands Corp.	64,326	807,291
Inovio Pharmaceuticals, Inc.*	141,243	665,255
Dermira, Inc.*	80,618	644,138
Quest Diagnostics, Inc.	6,409	642,823
Central Garden & Pet Co. — Class A*	15,772	624,729
Smart & Final Stores, Inc.*	62,995	349,622
Total Consumer, Non-cyclical		27,852,593
Consumer, Cyclical - 11.3%
PVH Corp.	30,102	4,558,346
DR Horton, Inc.	90,743	3,978,173
UniFirst Corp.	22,323	3,608,513
Caleres, Inc.	53,933	1,812,149
Lennar Corp. — Class A	30,674	1,807,925
American Eagle Outfitters, Inc.	86,513	1,724,204
GMS, Inc.*	53,653	1,639,636
PACCAR, Inc.	19,613	1,297,792
JetBlue Airways Corp.*	63,339	1,287,048
Acushnet Holdings Corp.	50,220	1,159,580
Unifi, Inc.*	30,757	1,114,941
Goodyear Tire & Rubber Co.	34,984	929,875
Movado Group, Inc.	19,651	754,598
Alaska Air Group, Inc.	7,511	465,382
Lennar Corp. — Class B	613	29,234
Total Consumer, Cyclical		26,167,396
Utilities - 9.6%
OGE Energy Corp.	114,747	3,760,259
Ameren Corp.	52,979	3,000,201
Avista Corp.	57,557	2,949,796
Portland General Electric Co.	61,518	2,492,094
Pinnacle West Capital Corp.	29,575	2,360,085
AES Corp.	171,893	1,954,424
Black Hills Corp.	34,927	1,896,536
UGI Corp.	41,401	1,839,033
ONE Gas, Inc.	20,367	1,344,629
Edison International	9,032	574,977
Total Utilities		22,172,034
Energy - 7.8%
Whiting Petroleum Corp.*	86,900	2,940,696
Marathon Oil Corp.	166,992	2,693,581
Rowan Companies plc — Class A*	218,576	2,522,367
Hess Corp.	46,079	2,332,519
Oasis Petroleum, Inc.*	275,687	2,233,065

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 97.8% (continued)
Energy - 7.8% (continued)
Range Resources Corp.	131,607	$1,913,566
Andeavor	17,156	1,725,207
WildHorse Resource Development Corp.*	36,025	687,717
MRC Global, Inc.*	38,223	628,386
Gulfport Energy Corp.*	40,709	392,842
HydroGen Corp.*,+++,1,4	672,346	1
Total Energy		18,069,947
Communications - 4.8%
Infinera Corp.*	276,288	3,000,488
Ciena Corp.*	110,897	2,872,232
Finisar Corp.*	100,473	1,588,478
Viavi Solutions, Inc.*	163,328	1,587,548
Oclaro, Inc.*	158,226	1,512,641
Acacia Communications, Inc.*	16,517	635,244
Total Communications		11,196,631
Basic Materials - 4.5%
Reliance Steel & Aluminum Co.	33,617	2,882,322
Nucor Corp.	44,524	2,719,971
Westlake Chemical Corp.	22,887	2,543,890
Alcoa Corp.*	24,681	1,109,658
Tahoe Resources, Inc.	220,317	1,033,286
Total Basic Materials		10,289,127
Technology - 4.5%
Cray, Inc.*	146,682	3,036,318
Qorvo, Inc.*	30,188	2,126,745
Conduent, Inc.*	110,588	2,061,360
Maxwell Technologies, Inc.*	285,110	1,690,702
Super Micro Computer, Inc.*	80,132	1,362,244
Total Technology		10,277,369
Total Common Stocks
(Cost $199,496,795)		226,186,930

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,4	308,333	90
Total Convertible Preferred Stocks
(Cost $294,438)		90

MONEY MARKET FUND† - 2.7%
Dreyfus Treasury Prime Cash Management Fund Institutional Class 1.46%[3]	6,275,454	6,275,454
Total Money Market Fund
(Cost $6,275,454)		6,275,454
Total Investments - 100.5%
(Cost $206,066,687)		$232,462,474
Other Assets & Liabilities, net - (0.5)%		(1,156,637)
Total Net Assets - 100.0%		$231,305,837

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7 day yield as of March 29, 2018.
[4]	Security was fair value by the valuation committee at March 29, 2018. The total market value of fair valued securities amounts to $91 (cost $2,866,013) or 0.0% of total net assets.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$226,186,929	$—	$1	$226,186,930
Convertible Preferred Stocks	—	—	90	90
Money Market Fund	6,275,454	—	—	6,275,454
Total Assets	$232,462,383	$—	$91	$232,462,474

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Common Stock
HydroGen Corp.	$1	$–	$–	$–	$–	$1	672,346	$–

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 21.6%
Consumer, Non-cyclical - 8.4%
PRA Health Sciences, Inc.*	1,433	$118,882
Catalent, Inc.*	2,596	106,592
Nektar Therapeutics*	976	103,710
Vector Group Ltd.	4,751	96,873
Performance Food Group Co.*	3,108	92,774
Premier, Inc. — Class A*	2,856	89,421
Tootsie Roll Industries, Inc.	2,955	87,025
John B Sanfilippo & Son, Inc.	1,487	86,053
Wright Medical Group N.V.*	4,260	84,518
Boston Beer Company, Inc. — Class A*	447	84,505
Inter Parfums, Inc.	1,633	76,996
Prestige Brands Holdings, Inc.*	2,273	76,646
Encompass Health Corp.	1,301	74,378
Travelport Worldwide Ltd.	4,541	74,200
Coca-Cola Bottling Company Consolidated	386	66,650
Sage Therapeutics, Inc.*	401	64,589
Integra LifeSciences Holdings Corp.*	1,167	64,582
Dean Foods Co.	7,070	60,943
USANA Health Sciences, Inc.*	672	57,725
Molina Healthcare, Inc.*	671	54,472
Blueprint Medicines Corp.*	588	53,919
Central Garden & Pet Co. — Class A*	1,334	52,840
B&G Foods, Inc.	2,221	52,638
Exact Sciences Corp.*	1,249	50,372
Cimpress N.V.*	320	49,504
Varex Imaging Corp.*	1,382	49,448
Innoviva, Inc.*	2,945	49,093
Avexis, Inc.*	388	47,949
Loxo Oncology, Inc.*	415	47,878
Masimo Corp.*	525	46,174
Insulet Corp.*	515	44,640
MoneyGram International, Inc.*	4,875	42,023
FibroGen, Inc.*	903	41,719
Bluebird Bio, Inc.*	233	39,785
Supernus Pharmaceuticals, Inc.*	841	38,518
Amicus Therapeutics, Inc.*	2,545	38,277
Calavo Growers, Inc.	410	37,802
iRhythm Technologies, Inc.*	585	36,826
Array BioPharma, Inc.*	2,211	36,083
EVERTEC, Inc.	2,195	35,888
Xencor, Inc.*	1,195	35,826
Sarepta Therapeutics, Inc.*	482	35,711
MiMedx Group, Inc.*	5,041	35,136
Halozyme Therapeutics, Inc.*	1,776	34,792
Civitas Solutions, Inc.*	2,171	33,433
Ligand Pharmaceuticals, Inc. — Class B*	201	33,197
Portola Pharmaceuticals, Inc.*	990	32,333
Avis Budget Group, Inc.*	685	32,085
Cambrex Corp.*	606	31,694
Puma Biotechnology, Inc.*	461	31,371
Depomed, Inc.*	4,684	30,868
Pacira Pharmaceuticals, Inc.*	981	30,558
CytomX Therapeutics, Inc.*	1,073	30,527
Triple-S Management Corp. — Class B*	1,157	30,244
Clovis Oncology, Inc.*	569	30,043
National Beverage Corp.	332	29,555
BioSpecifics Technologies Corp.*	663	29,397
Great Lakes Dredge & Dock Corp.*	6,207	28,552
Insmed, Inc.*	1,215	27,362
Versartis, Inc.*	16,357	26,989
Eagle Pharmaceuticals, Inc.*	501	26,398
Emergent BioSolutions, Inc.*	500	26,325
Syneos Health, Inc.*	720	25,560
Cardtronics plc — Class A*	1,144	25,523
Akebia Therapeutics, Inc.*	2,068	19,708
General Mills, Inc.	155	6,984
Total Consumer, Non-cyclical		3,273,081
Industrial - 6.1%
Curtiss-Wright Corp.	772	104,274
EMCOR Group, Inc.	1,308	101,932
Forward Air Corp.	1,906	100,751
EnerSys	1,390	96,424
Barnes Group, Inc.	1,535	91,931
Primoris Services Corp.	3,455	86,306
Methode Electronics, Inc.	2,098	82,032
Hillenbrand, Inc.	1,747	80,187
Moog, Inc. — Class A*	935	77,053
Aerojet Rocketdyne Holdings, Inc.*	2,580	72,163
Generac Holdings, Inc.*	1,527	70,104
Heartland Express, Inc.	3,710	66,743
SPX FLOW, Inc.*	1,338	65,816
Granite Construction, Inc.	1,162	64,909
Builders FirstSource, Inc.*	3,258	64,639
Kennametal, Inc.	1,567	62,931
MasTec, Inc.*	1,297	61,024
JELD-WEN Holding, Inc.*	1,938	59,342
Tech Data Corp.*	660	56,186
Watts Water Technologies, Inc. — Class A	630	48,951
KBR, Inc.	2,903	47,000
Saia, Inc.*	622	46,743
ArcBest Corp.	1,372	43,973
Argan, Inc.	1,020	43,809
Littelfuse, Inc.	209	43,510
Quanex Building Products Corp.	2,498	43,465
Caesarstone Ltd.	2,137	41,992
Actuant Corp. — Class A	1,786	41,525
Harsco Corp.*	1,841	38,017
Tutor Perini Corp.*	1,677	36,978
Masonite International Corp.*	590	36,196
OSI Systems, Inc.*	526	34,332
Dycom Industries, Inc.*	305	32,827
Apogee Enterprises, Inc.	742	32,166
Rogers Corp.*	268	32,036
Advanced Energy Industries, Inc.*	490	31,311
Knight-Swift Transportation Holdings, Inc.	669	30,781
Milacron Holdings Corp.*	1,523	30,673

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 21.6% (continued)
Industrial - 6.1% (continued)
Global Brass & Copper Holdings, Inc.	808	$27,028
NN, Inc.	1,086	26,064
Air Transport Services Group, Inc.*	1,088	25,372
Hyster-Yale Materials Handling, Inc.	361	25,245
YRC Worldwide, Inc.*	2,750	24,282
Radiant Logistics, Inc.*	5,668	21,935
Total Industrial		2,350,958
Technology - 3.7%
MAXIMUS, Inc.	1,853	123,669
Verint Systems, Inc.*	2,384	101,558
CSG Systems International, Inc.	2,095	94,882
VeriFone Systems, Inc.*	5,364	82,498
Fair Isaac Corp.*	451	76,386
Cirrus Logic, Inc.*	1,831	74,394
TTEC Holdings, Inc.	2,126	65,268
Progress Software Corp.	1,651	63,481
Entegris, Inc.	1,783	62,048
CommVault Systems, Inc.*	965	55,198
j2 Global, Inc.	691	54,534
Diodes, Inc.*	1,645	50,107
Integrated Device Technology, Inc.*	1,608	49,140
Quality Systems, Inc.*	3,270	44,635
MicroStrategy, Inc. — Class A*	343	44,244
Unisys Corp.*	3,841	41,291
Synaptics, Inc.*	892	40,791
Electronics for Imaging, Inc.*	1,461	39,929
Nutanix, Inc. — Class A*	794	38,993
ACI Worldwide, Inc.*	1,500	35,580
Super Micro Computer, Inc.*	1,966	33,422
Sykes Enterprises, Inc.*	1,125	32,558
Stratasys Ltd.*	1,332	26,880
Insight Enterprises, Inc.*	756	26,407
Paycom Software, Inc.*	240	25,774
MKS Instruments, Inc.	221	25,559
MACOM Technology Solutions Holdings, Inc.*	1,536	25,498
Total Technology		1,434,724
Communications - 2.0%
Nexstar Media Group, Inc. — Class A	1,312	87,248
InterDigital, Inc.	1,001	73,674
Perficient, Inc.*	3,053	69,975
Cogent Communications Holdings, Inc.	1,577	68,442
New York Times Co. — Class A	1,780	42,898
Gray Television, Inc.*	3,228	40,996
GrubHub, Inc.*	369	37,442
ePlus, Inc.*	480	37,296
Blucora, Inc.*	1,483	36,482
Plantronics, Inc.	590	35,618
CalAmp Corp.*	1,554	35,555
Viavi Solutions, Inc.*	3,500	34,020
Meet Group, Inc.*	13,144	27,471
Endurance International Group Holdings, Inc.*	3,688	27,291
Entravision Communications Corp. — Class A	5,800	27,260
MDC Partners, Inc. — Class A*	3,748	26,986
NIC, Inc.	1,975	26,267
Houghton Mifflin Harcourt Co.*	3,675	25,541
Sinclair Broadcast Group, Inc. — Class A	703	22,004
Total Communications		782,466
Consumer, Cyclical - 1.3%
GMS, Inc.*	2,607	79,670
Allegiant Travel Co. — Class A	363	62,636
Tenneco, Inc.	1,009	55,364
Eros International plc*	4,539	49,475
IMAX Corp.*	2,141	41,107
RH*	418	39,827
KB Home	1,364	38,806
Hawaiian Holdings, Inc.	995	38,506
Taylor Morrison Home Corp. — Class A*	1,277	29,728
Beacon Roofing Supply, Inc.*	517	27,437
Scientific Games Corp. — Class A*	633	26,333
BMC Stock Holdings, Inc.*	1,337	26,139
Total Consumer, Cyclical		515,028
Financial - 0.1%
PotlatchDeltic Corp. REIT	510	26,546
Total Common Stocks
(Cost $8,239,861)		8,382,803

MUTUAL FUNDS† - 76.3%
Guggenheim Variable Insurance Strategy Fund III[1]	457,287	11,482,486
Guggenheim Strategy Fund III[1]	434,146	10,866,665
Guggenheim Strategy Fund II1	184,743	4,620,415
Guggenheim Strategy Fund I1	109,090	2,732,705
Total Mutual Funds
(Cost $29,570,111)		29,702,271

MONEY MARKET FUND† - 1.2%
Dreyfus Treasury Prime Cash Management Fund Institutional Class 1.46%[2]	479,855	479,855
Total Money Market Fund
(Cost $479,855)		479,855
Total Investments - 99.1%
(Cost $38,289,827)		$38,564,929
Other Assets & Liabilities, net - 0.9%		344,632
Total Net Assets - 100.0%		$38,909,561

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	1	Jun 2018	$188,110	$(7,513)
Russell 2000 Index Mini Futures Contracts	2	Jun 2018	152,990	(7,612)
			$341,100	$(15,125)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Deutsche Bank	Russell 2000 Growth Price Return Index	1.53%	At Maturity	04/05/18	31,240	$30,199,364	$1,499,458

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,382,803	$—	$—	$—	$—	$8,382,803
Equity Index Swap Agreements	—	—	—	1,499,458	—	1,499,458
Money Market Fund	479,855	—	—	—	—	479,855
Mutual Funds	29,702,271	—	—	—	—	29,702,271
Total Assets	$38,564,929	$—	$—	$1,499,458	$—	$40,064,387

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$15,125	$—	$—	$—	$15,125

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.  The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$3,804,188	$17,898	$(1,088,723)	$5,311	$(5,969)	$2,732,705	109,090	$17,922
Guggenheim Strategy Fund II	4,594,307	26,118	–	–	(10)	4,620,415	184,743	26,073
Guggenheim Strategy Fund III	10,803,816	58,546	–	–	4,303	10,866,665	434,146	58,411
Guggenheim Variable Insurance Strategy Fund III	9,706,847	1,776,011	–	–	(372)	11,482,486	457,287	64,860
	$28,909,158	$1,878,573	$(1,088,723)	$5,311	$(2,048)	$29,702,271		$167,266

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 16.9%
Consumer, Non-cyclical - 5.1%
PepsiCo, Inc.	1,516	$165,472
AbbVie, Inc.	1,609	152,292
Celgene Corp.*	1,421	126,767
Biogen, Inc.*	442	121,028
Johnson & Johnson	937	120,076
Eli Lilly & Co.	1,526	118,067
Gilead Sciences, Inc.	1,504	113,387
Kimberly-Clark Corp.	982	108,147
Amgen, Inc.	620	105,698
General Mills, Inc.	2,331	105,035
Sysco Corp.	1,732	103,851
Kellogg Co.	1,369	88,999
Procter & Gamble Co.	1,096	86,891
IQVIA Holdings, Inc.*	735	72,111
Western Union Co.	3,374	64,882
Pilgrim's Pride Corp.*	2,501	61,550
CoreLogic, Inc.*	1,347	60,925
Coca-Cola Co.	1,396	60,628
UnitedHealth Group, Inc.	230	49,220
Baxter International, Inc.	742	48,260
TreeHouse Foods, Inc.*	1,138	43,551
WellCare Health Plans, Inc.*	221	42,792
McKesson Corp.	300	42,261
AmerisourceBergen Corp. — Class A	470	40,519
Humana, Inc.	138	37,098
Kroger Co.	1,524	36,484
Total System Services, Inc.	421	36,315
Bristol-Myers Squibb Co.	551	34,851
CVS Health Corp.	544	33,842
Sabre Corp.	1,437	30,824
Cigna Corp.	159	26,671
Medtronic plc	326	26,152
Becton Dickinson and Co.	119	25,787
Varian Medical Systems, Inc.*	210	25,756
Total Consumer, Non-cyclical		2,416,189
Technology - 3.9%
Apple, Inc.	3,474	582,868
Microsoft Corp.	4,156	379,318
NetApp, Inc.	1,530	94,386
Citrix Systems, Inc.*	1,008	93,543
Oracle Corp.	2,007	91,820
Dell Technologies Inc. — Class V*	1,228	89,902
International Business Machines Corp.	554	85,000
DXC Technology Co.	845	84,948
Applied Materials, Inc.	1,247	69,346
Micron Technology, Inc.*	1,099	57,302
Western Digital Corp.	609	56,192
ON Semiconductor Corp.*	1,525	37,301
Broadcom Ltd.	115	27,100
Fidelity National Information Services, Inc.	271	26,097
Lam Research Corp.	118	23,973
First Data Corp. — Class A*	1,495	23,920
NVIDIA Corp.	102	23,622
Total Technology		1,846,638
Communications - 2.9%
Alphabet, Inc. — Class C*	350	361,126
Amazon.com, Inc.*	207	299,599
Facebook, Inc. — Class A*	1,135	181,362
Comcast Corp. — Class A	4,101	140,131
Omnicom Group, Inc.	1,351	98,177
Verizon Communications, Inc.	1,330	63,601
Motorola Solutions, Inc.	565	59,494
AMC Networks, Inc. — Class A*	1,131	58,473
CDW Corp.	799	56,178
Walt Disney Co.	507	50,923
DISH Network Corp. — Class A*	693	26,258
Total Communications		1,395,322
Industrial - 2.9%
Boeing Co.	438	143,611
Lockheed Martin Corp.	405	136,862
Union Pacific Corp.	981	131,876
Caterpillar, Inc.	810	119,378
Honeywell International, Inc.	746	107,805
Parker-Hannifin Corp.	559	95,606
Stanley Black & Decker, Inc.	551	84,413
Cummins, Inc.	465	75,372
Ingersoll-Rand plc	872	74,565
Snap-on, Inc.	489	72,147
FedEx Corp.	247	59,307
Fortune Brands Home & Security, Inc.	958	56,416
CSX Corp.	970	54,039
Hubbell, Inc.	350	42,623
Energizer Holdings, Inc.	511	30,445
Acuity Brands, Inc.	189	26,307
3M Co.	114	25,025
Coherent, Inc.*	126	23,612
Total Industrial		1,359,409
Consumer, Cyclical - 1.6%
Southwest Airlines Co.	1,848	105,853
Walgreens Boots Alliance, Inc.	1,351	88,450
Live Nation Entertainment, Inc.*	1,587	66,876
Allison Transmission Holdings, Inc.	1,650	64,449
Alaska Air Group, Inc.	1,011	62,642
American Airlines Group, Inc.	1,188	61,729
HD Supply Holdings, Inc.*	1,528	57,972
Copa Holdings S.A. — Class A	445	57,240
Home Depot, Inc.	278	49,551
Lions Gate Entertainment Corp. — Class A	1,662	42,930
PulteGroup, Inc.	1,172	34,562
Toll Brothers, Inc.	655	28,329
Nu Skin Enterprises, Inc. — Class A	343	25,282
Hanesbrands, Inc.	1,372	25,272
Total Consumer, Cyclical		771,137
Financial - 0.4%
Visa, Inc. — Class A	693	82,897
Alliance Data Systems Corp.	292	62,155
Air Lease Corp. — Class A	642	27,362
Mastercard, Inc. — Class A	145	25,398
Total Financial		197,812
Basic Materials - 0.1%
Praxair, Inc.	174	25,109

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 16.9% (continued)
Basic Materials - 0.1% (continued)
DowDuPont, Inc.	389	$24,783
Total Basic Materials		49,892
Total Common Stocks
(Cost $7,512,400)		8,036,399

MUTUAL FUNDS† - 79.4%
Guggenheim Variable Insurance Strategy Fund III[1]	605,846	15,212,796
Guggenheim Strategy Fund III[1]	573,081	14,344,230
Guggenheim Strategy Fund II1	238,721	5,970,400
Guggenheim Strategy Fund I1	95,224	2,385,359
Total Mutual Funds
(Cost $37,765,160)		37,912,785

MONEY MARKET FUND† - 0.1%
Dreyfus Treasury Prime Cash Management Fund Institutional Class 1.46%[2]	69,367	69,367
Total Money Market Fund
(Cost $69,367)		69,367
Total Investments - 96.4%
(Cost $45,346,927)		$46,018,551
Other Assets & Liabilities, net - 3.6%		1,739,338
Total Net Assets - 100.0%		$47,757,889

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Loss
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	8	Jun 2018	$1,056,500	$(3,730)
NASDAQ-100 Index Mini Futures Contracts	3	Jun 2018	395,145	(6,551)
			$1,451,645	$(10,281)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Deutsche Bank	Russell 1000 Growth Price Return Index	2.09%	At Maturity	04/05/18	27,883	$38,119,546	$2,963,099

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of March 29, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,036,399	$—	$—	$—	$—	$8,036,399
Equity Index Swap Agreements	—	—	—	2,963,099	—	2,963,099
Money Market Fund	69,367	—	—	—	—	69,367
Mutual Funds	37,912,785	—	—	—	—	37,912,785
Total Assets	$46,018,551	$—	$—	$2,963,099	$—	$48,981,650

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$10,281	$—	$—	$—	$10,281

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.  The Fund may invest in the underlying series of Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$4,517,430	$1,271,130	$(3,401,882)	$15,705	$(17,024)	$2,385,359	95,224	$21,218
Guggenheim Strategy Fund II	6,940,957	39,458	(1,010,000)	5,687	(5,702)	5,970,400	238,721	39,269
Guggenheim Strategy Fund III	14,261,267	77,282	—	—	5,681	14,344,230	573,081	77,104
Guggenheim Variable Insurance Strategy Fund III	12,792,600	2,420,727	—	—	(531)	15,212,796	605,846	85,503
	$38,512,254	$3,808,597	$(4,411,882)	$21,392	$(17,576)	$37,912,785		$223,094

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 103.7%
Consumer, Non-cyclical - 33.5%
General Mills, Inc.[1]	4,019	$181,096
Edgewell Personal Care Co.*	2,888	140,992
Archer-Daniels-Midland Co.[1]	3,182	138,003
Kimberly-Clark Corp.[1]	1,251	137,773
Molson Coors Brewing Co. — Class B1	1,783	134,314
Johnson & Johnson[1]	1,033	132,379
Merck & Company, Inc.[1]	2,314	126,044
Tyson Foods, Inc. — Class A1	1,717	125,667
Ingredion, Inc.	971	125,182
Celgene Corp.*,1	1,403	125,162
Biogen, Inc.*,1	456	124,862
Gilead Sciences, Inc.[1]	1,655	124,770
Amgen, Inc.[1]	697	118,824
Pilgrim's Pride Corp.*	4,805	118,251
Sanderson Farms, Inc.	990	117,830
Pfizer, Inc.[1]	3,241	115,023
Mylan N.V.*	2,439	100,414
Western Union Co.	5,054	97,188
US Foods Holding Corp.*	2,926	95,885
Zimmer Biomet Holdings, Inc.	808	88,104
United Therapeutics Corp.*	776	87,191
Prestige Brands Holdings, Inc.*	2,523	85,076
CVS Health Corp.[1]	1,086	67,560
McKesson Corp.[1]	473	66,631
Cardinal Health, Inc.[1]	1,032	64,686
Performance Food Group Co.*	2,165	64,625
Travelport Worldwide Ltd.	3,327	54,363
Darling Ingredients, Inc.*	3,033	52,471
AmerisourceBergen Corp. — Class A1	606	52,243
Conagra Brands, Inc.[1]	1,300	47,944
Boston Beer Company, Inc. — Class A*	247	46,695
CoreLogic, Inc.*	1,019	46,089
Charles River Laboratories International, Inc.*	429	45,791
United Natural Foods, Inc.*	1,052	45,173
Perrigo Company plc	539	44,920
Eli Lilly & Co.[1]	546	42,244
Medtronic plc	525	42,116
TreeHouse Foods, Inc.*	1,064	40,719
USANA Health Sciences, Inc.*	449	38,569
WellCare Health Plans, Inc.*	190	36,790
Quanta Services, Inc.*	1,070	36,755
Sabre Corp.	1,575	33,784
Dean Foods Co.	3,904	33,653
Kroger Co.[1]	1,231	29,470
Horizon Pharma plc*	2,005	28,471
Allergan plc[1]	166	27,936
SpartanNash Co.	1,568	26,985
Eagle Pharmaceuticals, Inc.*	500	26,345
Cardtronics plc — Class A*	1,087	24,251
Versartis, Inc.*	14,164	23,371
Total Consumer, Non-cyclical		3,830,680
Industrial - 17.0%
Greenbrier Companies, Inc.	2,455	123,364
Cummins, Inc.[1]	727	117,840
Regal Beloit Corp.	1,599	117,287
Owens Corning	1,456	117,063
Genesee & Wyoming, Inc. — Class A*	1,473	104,274
Tech Data Corp.*	973	82,832
Carlisle Companies, Inc.	789	82,379
Fluor Corp.	1,388	79,421
Jabil, Inc.	2,691	77,313
Vishay Intertechnology, Inc.	3,945	73,377
Snap-on, Inc.	489	72,147
Benchmark Electronics, Inc.	2,338	69,789
EnerSys	1,003	69,578
KBR, Inc.	4,166	67,447
AGCO Corp.	1,024	66,406
EMCOR Group, Inc.	789	61,487
Energizer Holdings, Inc.	820	48,856
Spirit AeroSystems Holdings, Inc. — Class A	556	46,537
Owens-Illinois, Inc.*	1,838	39,811
Crane Co.	394	36,540
Coherent, Inc.*	193	36,168
Evoqua Water Technologies Corp.*	1,683	35,831
Gibraltar Industries, Inc.*	991	33,545
Acuity Brands, Inc.	230	32,014
Belden, Inc.	425	29,299
Rexnord Corp.*	979	29,057
Masco Corp.[1]	696	28,146
AECOM*	787	28,041
Trinity Industries, Inc.	858	27,996
Kansas City Southern[1]	246	27,023
Louisiana-Pacific Corp.	935	26,900
Norfolk Southern Corp.[1]	194	26,341
Applied Optoelectronics, Inc.*	1,017	25,486
Sanmina Corp.*	289	7,557
Total Industrial		1,947,152
Communications - 12.8%
Verizon Communications, Inc.[1]	2,869	137,196
Omnicom Group, Inc.[1]	1,872	136,038
Comcast Corp. — Class A1	3,933	134,391
Juniper Networks, Inc.[1]	4,831	117,538
Cisco Systems, Inc.[1]	2,555	109,584
Telephone & Data Systems, Inc.	3,829	107,327
Gannett Company, Inc.	8,136	81,197
InterDigital, Inc.	1,071	78,826
News Corp. — Class A	4,608	72,807
ARRIS International plc*	2,534	67,328
Sprint Corp.*,1	10,589	51,674
Nexstar Media Group, Inc. — Class A	757	50,341
AMC Networks, Inc. — Class A*	903	46,685
TEGNA, Inc.	3,870	44,079
Interpublic Group of Companies, Inc.	1,830	42,145
Scholastic Corp.	867	33,674
Motorola Solutions, Inc.[1]	305	32,117
Gray Television, Inc.*	2,499	31,737
New Media Investment Group, Inc.	1,786	30,612
F5 Networks, Inc.*	182	26,319
MSG Networks, Inc. — Class A*	1,157	26,148
Total Communications		1,457,763

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 103.7% (continued)
Utilities - 11.5%
El Paso Electric Co.	2,745	$139,995
CenterPoint Energy, Inc.[1]	5,053	138,452
Consolidated Edison, Inc.[1]	1,769	137,876
National Fuel Gas Co.	2,675	137,629
Portland General Electric Co.	3,378	136,843
Ameren Corp.[1]	2,383	134,949
PNM Resources, Inc.	3,421	130,853
Exelon Corp.[1]	2,849	111,139
FirstEnergy Corp.[1]	3,185	108,322
UGI Corp.	2,283	101,411
PG&E Corp.[1]	959	42,129
Total Utilities		1,319,598
Technology - 9.2%
DXC Technology Co.[1]	1,019	102,440
HP, Inc.[1]	4,661	102,169
Cirrus Logic, Inc.*	2,366	96,131
NetApp, Inc.[1]	1,459	90,006
Western Digital Corp.[1]	836	77,138
Convergys Corp.	3,340	75,551
Dell Technologies Incorporated — Class V*	893	65,376
MAXIMUS, Inc.	857	57,196
ON Semiconductor Corp.*,1	2,202	53,861
International Business Machines Corp.[1]	281	43,114
CA, Inc.[1]	1,255	42,544
Micron Technology, Inc.*,1	798	41,608
Xerox Corp.	1,241	35,716
KLA-Tencor Corp.[1]	306	33,357
Seagate Technology plc	559	32,713
Kulicke & Soffa Industries, Inc.*	1,257	31,437
Oracle Corp.[1]	673	30,790
NCR Corp.*	855	26,950
Icad, Inc.*	3,893	11,990
Total Technology		1,050,087
Consumer, Cyclical - 7.4%
Southwest Airlines Co.[1]	2,266	129,797
Allison Transmission Holdings, Inc.	2,992	116,867
Alaska Air Group, Inc.[1]	1,686	104,465
Lions Gate Entertainment Corp. — Class A	3,634	93,866
PACCAR, Inc.[1]	1,023	67,692
Meritor, Inc.*	2,439	50,146
Delta Air Lines, Inc.[1]	827	45,328
Copa Holdings S.A. — Class A	337	43,348
Tailored Brands, Inc.	1,649	41,324
Ralph Lauren Corp. — Class A	330	36,894
Toll Brothers, Inc.	703	30,405
Taylor Morrison Home Corp. — Class A*	1,300	30,264
Cooper-Standard Holdings, Inc.*	246	30,211
Hawaiian Holdings, Inc.	759	29,373
Total Consumer, Cyclical		849,980
Energy - 6.1%
Chevron Corp.[1]	1,158	132,058
Valero Energy Corp.[1]	1,420	131,734
Occidental Petroleum Corp.[1]	1,924	124,983
Marathon Petroleum Corp.[1]	1,129	82,541
Exxon Mobil Corp.[1]	1,104	82,370
HollyFrontier Corp.	1,312	64,104
PBF Energy, Inc. — Class A	1,681	56,986
Williams Companies, Inc.[1]	1,010	25,108
Total Energy		699,884
Financial - 4.7%
VEREIT, Inc. REIT	15,977	111,200
Senior Housing Properties Trust REIT	6,833	107,005
Principal Financial Group, Inc.[1]	1,754	106,836
Prudential Financial, Inc.[1]	697	72,174
Park Hotels & Resorts, Inc. REIT	2,247	60,714
Mack-Cali Realty Corp. REIT	2,504	41,842
Summit Hotel Properties, Inc. REIT	2,382	32,419
Irish Bank Resolution Corporation Ltd.*,†††,5	16,638	—
Total Financial		532,190
Basic Materials - 1.5%
LyondellBasell Industries N.V. — Class A1	565	59,709
Huntsman Corp.	1,183	34,603
Coeur Mining, Inc.*	3,487	27,896
Domtar Corp.	600	25,524
Alcoa Corp.*	565	25,403
Total Basic Materials		173,135
Total Common Stocks
(Cost $12,001,661)		11,860,469

MONEY MARKET FUND† - 3.0%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Class 1.54%[2]	338,137	338,137
Total Money Market Fund
(Cost $338,137)		338,137
Total Investments - 106.7%
(Cost $12,339,798)		$12,198,606
Other Assets & Liabilities, net - (6.7)%		(764,140)
Total Net Assets - 100.0%		$11,434,466

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay		Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Loss
OTC Custom Basket Swap Sold Short††
Morgan Stanley	Alpha Opportunity Portfolio Short Custom Basket Swap[3]	(1.30%	)	At Maturity	02/01/19	$11,432,079	$(630,883)
OTC Custom Basket Swap††
Morgan Stanley	Alpha Opportunity Portfolio Long Custom Basket Swap[4]	2.05%		At Maturity	02/01/19	3,094,068	(46,249)

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[4]
Cisco Systems, Inc.	677	(11.2%)	$5,197
Telephone & Data Systems, Inc.	1,014	(7.5%)	3,483
Archer-Daniels-Midland Co.	843	(7.4%)	3,413
Marathon Petroleum Corp.	299	(5.1%)	2,349
PNM Resources, Inc.	907	(4.8%)	2,222
Jabil, Inc.	713	(4.7%)	2,178
HollyFrontier Corp.	347	(4.0%)	1,865
Travelport Worldwide Ltd.	882	(3.9%)	1,813
PBF Energy, Inc. — Class A	445	(3.9%)	1,791
EMCOR Group, Inc.	209	(3.7%)	1,706
CenterPoint Energy, Inc.	1,339	(3.4%)	1,550
Dell Technologies Incorporated — Class V*	236	(3.2%)	1,487
Boston Beer Company, Inc. — Class A*	65	(3.1%)	1,434
Carlisle Companies, Inc.	209	(2.9%)	1,352
Energizer Holdings, Inc.	224	(2.7%)	1,264
PG&E Corp.	254	(2.6%)	1,218
Ameren Corp.	631	(2.4%)	1,101
USANA Health Sciences, Inc.*	119	(2.3%)	1,080
FirstEnergy Corp.	844	(2.3%)	1,076
El Paso Electric Co.	727	(2.2%)	1,030
Gilead Sciences, Inc.	438	(2.0%)	937
National Fuel Gas Co.	709	(2.0%)	904
Western Digital Corp.	221	(1.9%)	893
Allison Transmission Holdings, Inc.	793	(1.9%)	861
Consolidated Edison, Inc.	468	(1.7%)	778
Mylan N.V.*	646	(1.6%)	739
Tailored Brands, Inc.	437	(1.5%)	688
Delta Air Lines, Inc.	219	(1.4%)	660
Comcast Corp. — Class A	1,042	(1.3%)	601
Kroger Co.	326	(1.2%)	537
Hawaiian Holdings, Inc.	201	(1.0%)	508
Celgene Corp.*	372	(1.0%)	476
Allergan plc	44	(1.0%)	453
Kulicke & Soffa Industries, Inc.*	333	(1.0%)	448
ARRIS International plc*	671	(1.0%)	446
Kimberly-Clark Corp.	331	(1.0%)	442
Ralph Lauren Corp. — Class A	87	(0.9%)	419
Gray Television, Inc.*	662	(0.8%)	367
Acuity Brands, Inc.	61	(0.6%)	283
VEREIT, Inc.	4,235	(0.6%)	275
Valero Energy Corp.	376	(0.6%)	258
Chevron Corp.	307	(0.6%)	255
UGI Corp.	605	(0.5%)	242
Dean Foods Co.	1,034	(0.5%)	236
Portland General Electric Co.	895	(0.5%)	206
Summit Hotel Properties, Inc.	631	(0.4%)	186
Vishay Intertechnology, Inc.	1,045	(0.4%)	183
Conagra Brands, Inc.	344	(0.4%)	178
Interpublic Group of Companies, Inc.	485	(0.4%)	177
SpartanNash Co.	415	(0.3%)	160
Rexnord Corp.*	259	(0.3%)	149
Medtronic plc	139	(0.3%)	139
Perrigo Company plc	142	(0.3%)	137
Exelon Corp.	755	(0.3%)	122
NetApp, Inc.	386	(0.3%)	112
KBR, Inc.	1,104	(0.2%)	105
Exxon Mobil Corp.	292	(0.2%)	101
ON Semiconductor Corp.*	583	(0.2%)	90
Park Hotels & Resorts, Inc.	595	(0.2%)	85
TreeHouse Foods, Inc.*	282	(0.1%)	62
Kansas City Southern	65	(0.1%)	60
Coeur Mining, Inc.*	924	(0.1%)	60
Louisiana-Pacific Corp.	247	(0.1%)	39
Genesee & Wyoming, Inc. — Class A*	390	(0.1%)	25
Scholastic Corp.	9	0.0%	15
MAXIMUS, Inc.	227	0.0%	(3)
Verizon Communications, Inc.	760	0.1%	(47)
Norfolk Southern Corp.	51	0.1%	(53)
United Natural Foods, Inc.*	278	0.1%	(57)
Cooper-Standard Holdings, Inc.*	65	0.1%	(60)
WellCare Health Plans, Inc.*	50	0.1%	(64)
Eli Lilly & Co.	144	0.1%	(64)
Crane Co.	104	0.1%	(64)
Owens-Illinois, Inc.*	487	0.1%	(71)
New Media Investment Group, Inc.	473	0.2%	(73)
Seagate Technology plc	148	0.2%	(85)
Trinity Industries, Inc.	227	0.2%	(95)
Regal Beloit Corp.	423	0.2%	(116)
Merck & Company, Inc.	613	0.3%	(150)
Charles River Laboratories International, Inc.*	113	0.3%	(151)
Oracle Corp.	178	0.3%	(154)
F5 Networks, Inc.*	48	0.4%	(170)
Cardtronics plc — Class A*	288	0.4%	(180)
Quanta Services, Inc.*	283	0.4%	(188)
Fluor Corp.	368	0.4%	(191)
Eagle Pharmaceuticals, Inc.*	132	0.4%	(192)
Alcoa Corp.*	149	0.4%	(196)
NCR Corp.*	226	0.4%	(197)
Nexstar Media Group, Inc. — Class A	200	0.5%	(209)
Masco Corp.	184	0.5%	(212)
CoreLogic, Inc.*	270	0.5%	(236)
Motorola Solutions, Inc.	81	0.6%	(255)
Benchmark Electronics, Inc.	619	0.6%	(263)
Occidental Petroleum Corp.	510	0.6%	(282)
MSG Networks, Inc. — Class A*	306	0.6%	(285)
Toll Brothers, Inc.	186	0.6%	(298)
International Business Machines Corp.	74	0.7%	(305)
AMC Networks, Inc. — Class A*	239	0.7%	(307)
Taylor Morrison Home Corp. — Class A*	344	0.7%	(311)
Applied Optoelectronics, Inc.*	269	0.8%	(358)
Horizon Pharma plc*	531	0.8%	(380)
Gannett Company, Inc.	2,156	0.8%	(385)
Domtar Corp.	159	0.9%	(404)
Cummins, Inc.	192	0.9%	(407)
Gibraltar Industries, Inc.*	262	0.9%	(419)
KLA-Tencor Corp.	81	0.9%	(433)
EnerSys	265	1.0%	(456)
Senior Housing Properties Trust	1,811	1.1%	(489)
Copa Holdings S.A. — Class A	66	1.2%	(555)
US Foods Holding Corp.*	775	1.2%	(562)
CA, Inc.	332	1.3%	(583)
LyondellBasell Industries N.V. — Class A	149	1.3%	(583)
Prestige Brands Holdings, Inc.*	668	1.3%	(615)
Belden, Inc.	112	1.3%	(620)
Xerox Corp.	329	1.3%	(623)
Ingredion, Inc.	257	1.4%	(630)
Amgen, Inc.	184	1.4%	(645)
Southwest Airlines Co.	600	1.4%	(660)
Icad, Inc.*	1,576	1.4%	(670)
Convergys Corp.	885	1.5%	(686)
AECOM*	208	1.5%	(689)
United Therapeutics Corp.*	205	1.5%	(701)
Performance Food Group Co.*	573	1.6%	(731)
News Corp. — Class A	1,221	1.7%	(783)
Tyson Foods, Inc. — Class A	455	1.7%	(794)
Johnson & Johnson	274	1.8%	(817)
AGCO Corp.	271	1.8%	(822)
Meritor, Inc.*	646	1.8%	(836)
Western Union Co.	1,339	1.9%	(868)
Williams Companies, Inc.	267	1.9%	(869)
Sabre Corp.	417	1.9%	(882)
Prudential Financial, Inc.	184	2.0%	(919)
DXC Technology Co.	270	2.0%	(933)
Owens Corning	386	2.1%	(961)
Edgewell Personal Care Co.*	765	2.3%	(1,086)
Sprint Corp.*	2,807	2.4%	(1,109)
Greenbrier Companies, Inc.	650	2.6%	(1,203)
Pfizer, Inc.	859	2.6%	(1,207)
Darling Ingredients, Inc.*	804	2.6%	(1,214)
Spirit AeroSystems Holdings, Inc. — Class A	147	2.7%	(1,226)
Alaska Air Group, Inc.	447	2.8%	(1,274)
Huntsman Corp.	331	2.8%	(1,278)
Coherent, Inc.*	51	2.8%	(1,314)
Pilgrim's Pride Corp.*	1,273	2.9%	(1,324)
PACCAR, Inc.	271	3.3%	(1,509)
Micron Technology, Inc.*	211	3.3%	(1,519)
McKesson Corp.	125	3.3%	(1,525)
Snap-on, Inc.	129	3.5%	(1,633)
AmerisourceBergen Corp. — Class A	160	3.5%	(1,634)
Sanderson Farms, Inc.	262	3.6%	(1,656)
CVS Health Corp.	288	3.7%	(1,731)
Zimmer Biomet Holdings, Inc.	214	4.1%	(1,896)
Cardinal Health, Inc.	273	4.1%	(1,914)
Juniper Networks, Inc.	1,308	4.3%	(2,008)
Cirrus Logic, Inc.*	627	4.4%	(2,015)
Molson Coors Brewing Co. — Class B	472	4.5%	(2,084)
Versartis, Inc.*	3,754	4.6%	(2,112)
Omnicom Group, Inc.	496	4.8%	(2,205)
TEGNA, Inc.	1,025	4.8%	(2,212)
HP, Inc.	1,235	5.0%	(2,291)
Principal Financial Group, Inc.	465	5.3%	(2,442)
Lions Gate Entertainment Corp. — Class A	963	6.1%	(2,807)
InterDigital, Inc.	283	9.4%	(4,352)
Tech Data Corp.*	257	10.9%	(5,055)
General Mills, Inc.	729	15.7%	(7,255)
Biogen, Inc.*	121	16.2%	(7,513)
Total Custom Basket of Long Securities			$(46,249)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[3]
Albemarle Corp.	(355)	(2.4%)	$14,967
Education Realty Trust, Inc.	(1,955)	(2.1%)	13,289
Covanta Holding Corp.	(10,541)	(2.1%)	13,100
Vulcan Materials Co.	(1,326)	(2.0%)	12,599
NewMarket Corp.	(320)	(1.8%)	11,060
Camden Property Trust	(1,470)	(1.5%)	9,429
Martin Marietta Materials, Inc.	(662)	(1.4%)	8,867
Compass Minerals International, Inc.	(1,930)	(1.3%)	7,976
Capitol Federal Financial, Inc.	(7,460)	(1.2%)	7,595
Sensient Technologies Corp.	(675)	(1.2%)	7,411
Extraction Oil & Gas, Inc.*	(3,178)	(1.1%)	6,906
Terreno Realty Corp.	(3,356)	(1.1%)	6,826
Healthcare Services Group, Inc.	(3,855)	(0.9%)	5,803
Tesla, Inc.*	(108)	(0.8%)	5,304
Charles Schwab Corp.	(2,335)	(0.8%)	5,041
Balchem Corp.	(1,243)	(0.8%)	4,820
Advanced Micro Devices, Inc.*	(3,574)	(0.7%)	4,303
White Mountains Insurance Group Ltd.	(177)	(0.6%)	4,054
Flagstar Bancorp, Inc.*	(1,106)	(0.6%)	3,962
CyrusOne, Inc.	(1,140)	(0.4%)	2,686
Air Products & Chemicals, Inc.	(1,038)	(0.4%)	2,409
Netflix, Inc.*	(158)	(0.3%)	2,195
Align Technology, Inc.*	(128)	(0.3%)	1,922
Amazon.com, Inc.*	(63)	(0.3%)	1,792
Inphi Corp.*	(1,077)	(0.3%)	1,726
South Jersey Industries, Inc.	(1,504)	(0.2%)	1,601
Tetra Tech, Inc.	(815)	(0.2%)	1,391
Workday, Inc. — Class A*	(287)	(0.2%)	1,377
First Data Corp. — Class A*	(2,040)	(0.2%)	1,318
ServiceNow, Inc.*	(204)	(0.2%)	1,126
Gartner, Inc.*	(328)	(0.2%)	1,092
Republic Services, Inc. — Class A	(772)	(0.2%)	1,010
Rexford Industrial Realty, Inc.	(2,606)	(0.1%)	809
National Instruments Corp.	(656)	(0.1%)	754
Equity LifeStyle Properties, Inc.	(1,620)	(0.1%)	694
Aon plc	(1,097)	(0.1%)	685
Intercontinental Exchange, Inc.	(1,212)	(0.1%)	568
Dominion Energy, Inc.	(510)	(0.1%)	470
Ashland Global Holdings, Inc.	(497)	(0.1%)	444
CME Group, Inc. — Class A	(286)	(0.1%)	369
People's United Financial, Inc.	(1,766)	(0.1%)	316
ABM Industries, Inc.	(5,007)	0.0%	112
CarMax, Inc.*	(1,847)	0.0%	5
Nabors Industries Ltd.	(14,822)	0.0%	(11)
Equifax, Inc.	(912)	0.0%	(41)
Equinix, Inc.	(151)	0.0%	(177)
KAR Auction Services, Inc.	(1,577)	0.0%	(209)
Cboe Global Markets, Inc.	(755)	0.0%	(291)
Essex Property Trust, Inc.	(147)	0.1%	(341)
Royal Gold, Inc.	(1,184)	0.1%	(498)
Wendy's Co.	(3,414)	0.1%	(551)
Hudson Pacific Properties, Inc.	(3,569)	0.1%	(623)
Federal Realty Investment Trust	(661)	0.1%	(660)
Cornerstone OnDemand, Inc.*	(919)	0.1%	(719)
Whiting Petroleum Corp.*	(1,027)	0.1%	(828)
Realty Income Corp.	(692)	0.1%	(913)
Sun Communities, Inc.	(1,539)	0.2%	(1,155)
Equity Commonwealth*	(3,546)	0.2%	(1,199)
EastGroup Properties, Inc.	(1,308)	0.2%	(1,342)
Alexandria Real Estate Equities, Inc.	(917)	0.2%	(1,551)
Washington Federal, Inc.	(1,026)	0.3%	(1,606)
AvalonBay Communities, Inc.	(282)	0.3%	(1,772)
Alliant Energy Corp.	(1,007)	0.3%	(1,806)
Ellie Mae, Inc.*	(437)	0.3%	(1,876)
Healthcare Trust of America, Inc. — Class A	(3,165)	0.3%	(1,935)
Aspen Insurance Holdings Ltd.	(1,552)	0.3%	(2,019)
Vail Resorts, Inc.	(179)	0.3%	(2,041)
Goldman Sachs Group, Inc.	(381)	0.3%	(2,108)
Team, Inc.*	(3,339)	0.4%	(2,407)
Mobile Mini, Inc.	(1,645)	0.4%	(2,428)
Robert Half International, Inc.	(580)	0.4%	(2,463)
Redwood Trust, Inc.	(3,021)	0.4%	(2,509)
Allegheny Technologies, Inc.*	(2,522)	0.5%	(2,853)
Shake Shack, Inc. — Class A*	(2,151)	0.5%	(2,886)
Investors Bancorp, Inc.	(4,509)	0.5%	(2,988)
Glacier Bancorp, Inc.	(949)	0.5%	(3,300)
FireEye, Inc.*	(2,395)	0.6%	(3,639)
Duke Realty Corp.	(2,210)	0.6%	(3,684)
SL Green Realty Corp.	(831)	0.6%	(3,729)
Cannae Holdings, Inc.*	(2,657)	0.6%	(3,786)
SEI Investments Co.	(608)	0.7%	(4,344)
Equity Residential	(765)	0.7%	(4,621)
SPS Commerce, Inc.*	(697)	0.8%	(5,096)
Eaton Vance Corp.	(666)	0.9%	(5,460)
American Tower Corp. — Class A	(808)	1.0%	(6,135)
RLI Corp.	(1,464)	1.0%	(6,139)
Semtech Corp.*	(1,111)	1.0%	(6,226)
Domino's Pizza, Inc.	(266)	1.0%	(6,251)
Kilroy Realty Corp.	(1,141)	1.0%	(6,303)
LendingTree, Inc.*	(135)	1.1%	(6,688)
WD-40 Co.	(264)	1.1%	(6,776)
FMC Corp.	(560)	1.1%	(6,815)
TransUnion*	(2,913)	1.1%	(7,143)
Ultimate Software Group, Inc.*	(206)	1.2%	(7,690)
Booking Holdings, Inc.*	(31)	1.2%	(7,743)
FactSet Research Systems, Inc.	(481)	1.3%	(7,952)
Boston Properties, Inc.	(1,295)	1.3%	(8,370)
Ingevity Corp.*	(563)	1.4%	(8,575)
Crown Castle International Corp.	(1,069)	1.5%	(9,207)
DCT Industrial Trust, Inc.	(2,795)	1.5%	(9,769)
Exponent, Inc.	(2,156)	1.6%	(9,901)
Markel Corp.*	(128)	1.6%	(9,903)
UDR, Inc.	(4,543)	1.6%	(10,317)
Insperity, Inc.	(1,056)	1.8%	(11,103)
Pegasystems, Inc.	(841)	1.8%	(11,285)
Pool Corp.	(425)	1.8%	(11,492)
Callon Petroleum Co.*	(3,691)	1.9%	(11,996)
Howard Hughes Corp.*	(767)	2.1%	(13,453)
SBA Communications Corp.*	(626)	2.2%	(13,766)
International Flavors & Fragrances, Inc.	(1,101)	2.3%	(14,266)
Diamondback Energy, Inc.*	(888)	2.3%	(14,385)
RSP Permian, Inc.*	(1,818)	2.3%	(14,441)
Axis Capital Holdings Ltd.	(2,174)	2.4%	(15,373)
Ollie's Bargain Outlet Holdings, Inc.*	(938)	2.5%	(15,947)
Parsley Energy, Inc. — Class A*	(5,311)	2.6%	(16,339)
Monolithic Power Systems, Inc.	(1,186)	2.8%	(17,706)
MSCI, Inc. — Class A	(812)	3.0%	(18,667)
Tyler Technologies, Inc.*	(471)	3.0%	(19,123)
MarketAxess Holdings, Inc.	(670)	3.0%	(19,225)
Ecolab, Inc.	(1,264)	3.1%	(19,346)
CoStar Group, Inc.*	(331)	3.1%	(19,809)
Cintas Corp.	(996)	3.2%	(20,324)
Verisk Analytics, Inc. — Class A*	(1,642)	3.4%	(21,606)
PTC, Inc.*	(983)	3.5%	(22,268)
S&P Global, Inc.	(712)	3.6%	(22,408)
Rollins, Inc.	(3,329)	3.6%	(22,557)
Five Below, Inc.*	(731)	3.7%	(23,118)
Moody's Corp.	(856)	3.8%	(24,003)
On Assignment, Inc.*	(2,017)	4.8%	(30,185)
Crocs, Inc.*	(3,281)	4.9%	(31,150)
Southern Copper Corp.	(3,088)	5.4%	(34,247)
Copart, Inc.*	(3,365)	8.1%	(51,110)
Total Custom Basket of Short Securities			$(630,883)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at March 29, 2018.
[2]	Rate indicated is the 7 day yield as of March 29, 2018.
[3]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[4]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[5]	Security was fair valued by the Valuation Committee at March 29, 2018. The total market value of fair valued securities amounts to $0, (cost $101,261) or 0.0% of total net assets.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$11,860,469	$—	$—	$—	**	$11,860,469
Money Market Fund	338,137	—	—	—		338,137
Total Assets	$12,198,606	$—	$—	$—		$12,198,606

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements	$—	$—	$677,132	$—	$677,132

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.
**	Includes securities with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately. At March 29, 2018, the Trust consisted of fourteen funds.

This report covers the Series A (StylePlus—Large Core Series), Series B (Large Cap Value Series), Series D (World Equity Income Series), Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series), Series J (StylePlus—Mid Growth Series), Series N (Managed Asset Allocation Series), Series O (All Cap Value Series), Series P (High Yield Series), Series Q (Small Cap Value Series), Series V (Mid Cap Value Series), Series X (StylePlus—Small Growth Series), Series Y (StylePlus—Large Growth Series), and Series Z (Alpha Opportunity Series), (the "Funds"), each a diversified investment company, with the exception of Series B (Large Cap Value Series) and Series Y (StylePlus—Large Growth Series), which are each a non-diversified investment company.

Security Investors, LLC and Guggenheim Partners Investment Management, LLC which operate under the name Guggenheim Investments (“GI”), provide advisory services. Guggenheim Partners Investment Management, LLC provides advisory services to Series F (Floating Rate Strategies Series) and Security Investors, LLC provides advisory services to the remaining Funds covered in this report. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

March 29, 2018 represents the last day during the Funds' quarterly period on which the New York Stock Exchange ("NYSE") was open for trading. The Funds' Schedules of Investments have been presented through that date to maintain consistency with the Funds' net asset value ("NAV") calculations used for shareholder transactions.

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV per share of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange  (NYSE or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 pm. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as the World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in a Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an off setting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is little counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin, subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. For Funds utilizing interest rate swaps, the exchange bears the risk of loss.

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Certain interest rate swaps may have an upfront premium to equate the net present value of the swap with prevailing underlying market rates versus rates set forth at the original issue of the swap. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds' fair valuation guidelines categorize these securities as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 29, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Series A (StylePlus—Large Core Series)	$236,319,610	$11,617,474	$(1,215,602)	$10,401,872
Series B (Large Cap Value Series)	203,757,413	57,733,094	(8,150,908)	49,582,186
Series D (World Equity Income Series)	145,530,019	13,069,746	(3,700,574)	9,369,172
Series E (Total Return Bond Series)	124,647,038	2,564,875	(2,808,974)	(244,099)
Series F (Floating Rate Strategies Series)	64,902,468	225,919	(431,281)	(205,362)
Series J (StylePlus—Mid Growth Series)	184,681,624	13,469,692	(1,173,971)	12,295,721
Series N (Managed Asset Allocation Series)	40,768,022	9,891,225	(679,366)	9,211,859
Series O (All Cap Value Series)	102,551,817	27,597,276	(5,229,832)	22,367,444
Series P (High Yield Series)	82,507,198	789,742	(5,819,974)	(5,030,232)
Series Q (Small Cap Value Series)	85,566,636	15,692,218	(7,467,707)	8,224,511
Series V (Mid Cap Value Series)	206,711,720	40,931,904	(15,181,150)	25,750,754
Series X (StylePlus—Small Growth Series)	38,293,321	2,252,145	(496,204)	1,755,941
Series Y (StylePlus—Large Growth Series)	45,375,720	3,844,527	(248,878)	3,595,649
Series Z (Alpha Opportunity Series)	12,498,895	301,586	(1,279,007)	(977,421)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 29, 2018. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The unfunded loan commitments as of March 29, 2018, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series F (Floating Rate Strategies Series)
	Boyne USA, Inc.	03/13/19	$150,000	$–	*
	DG Investment Intermediate Holdings 2, Inc.	02/03/25	48,387	–	*
	Mavis Tire Express Services Corp.	02/28/25	62,099	–	*
			$260,486	$–	*
Series P (High Yield Series)
	Acosta, Inc.	09/26/19	$511,111	$83,991
	Advantage Sales & Marketing LLC	07/25/19	900,000	30,525
	BBB Industries, LLC	11/04/19	476,071	20,821
	Boyne USA, Inc.	03/13/19	250,000	–	*
	Epicor Software	06/01/20	600,000	32,336
	Mavis Tire Express Services Corp.	02/28/25	55,199	–	*
	Signode Industrial Group US, Inc.	05/01/19	1,600,000	10,867
			$4,392,381	$178,540

*	Security has a market value of $0.

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board.

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A, due 01/20/21[1]	05/09/14	$309,939	$76,380
	Mid-Atlantic Military Family Communities LLC
	5.30% due 08/01/50	10/07/16	908,980	944,866
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	400,000	424,276
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	491,179	497,801
	Woodbourne Capital Trust I
	3.61% (1 Month USD LIBOR + 2.50%)[2,3,5]	01/20/06	301,449	232,560
	Woodbourne Capital Trust II
	3.61% (1 Month USD LIBOR + 2.50%)[2,3,5]	01/20/06	301,449	232,561
	Woodbourne Capital Trust III
	3.61% (1 Month USD LIBOR + 2.50%)[2,3,5]	01/20/06	301,449	232,561
	Woodbourne Capital Trust IV
	3.61% (1 Month USD LIBOR + 2.50%)[2,3,5]	01/20/06	301,449	232,561
			$3,315,894	$2,873,566
Series P (High Yield Series)
	Schahin II Finance Co. SPV Ltd.
	5.88% due 09/25/22[4]	03/12/15	$111,437	$21,282

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Non-income producing security.
[3]	Perpetual maturity.
[4]	Security is in default of interest and/or principal obligations.
[5]	Variable rate security. Rate indicated is the rate effective at March 29, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Variable Funds Trust

By:	/s/ Brian E. Binder
Name:	Brian E. Binder
Title:	President and Chief Executive Officer

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian E. Binder
Name:	Brian E. Binder
Title:	President and Chief Executive Officer

Date:	May 29, 2018

By:	/s/ John L. Sullivan
Name:	John L. Sullivan
Title:	Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2018